UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-00653)

Exact name of registrant as specified in charter:	Putnam Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2013

Date of reporting period:	November 1, 2012 — April 30, 2013

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

FUND SYMBOL
(CLASS A SHARES)

PINCX

Putnam Income Fund

Semiannual report 4|30|13

A world of investing.™

Putnam INVESTMENTS

INCOME FUNDS invest in bonds and other securities with the goal of providing a steady stream of income over time.

Putnam
Income
Fund

Semiannual report
4 | 30 | 13

Message from the Trustees	1

About the fund	2

Performance snapshot	4

Interview with your fund’s portfolio manager	5

Your fund’s performance	11

Your fund’s expenses	13

Terms and definitions	15

Other information for shareholders	16

Financial statements	17

Consider these risks before investing: Funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk. The use of derivatives may increase these risks by increasing investment exposure (which may be considered leverage) or, in the case of over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Bond investments are subject to interest-rate risk, which means the prices of the fund’s bond investments are likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuer of the bond may default on payment of interest or principal. Interest-rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds, which may be considered speculative. Unlike bonds, funds that invest in bonds have ongoing fees and expenses. The prices of bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer. You can lose money by investing in the fund.

Message from the Trustees

Dear Fellow Shareholder:

Equities around the world have generally demonstrated a positive trend in early 2013. However, after a strong 2012, fixed-income markets have been facing challenges and increased volatility in 2013.

Supportive macroeconomic data, notably better housing and employment data in the United States, and the coordinated stimulative monetary policies of central banks around the world are helping to boost equity values, although investor confidence remains tempered. Markets continue to confront a variety of macroeconomic and fiscal challenges worldwide — from budget concerns in the United States to the eurozone’s debt-related troubles.

Investor apprehension today can be linked to the heightened volatility that has challenged markets for over a decade. In this fundamentally changed environment, Putnam’s equity and fixed-income teams are focused on integrating innovative investing ideas into our more time-tested, traditional strategies. It is also important to rely on the guidance of your financial advisor, who can help ensure that your portfolio matches your individual goals and tolerance for risk.

We would like to extend a welcome to new shareholders of the fund and to thank you for investing with Putnam.

Putnam Income Fund

A high-quality portfolio focused on total return

Since Putnam Income Fund's launch in 1954, the bond landscape has undergone a dramatic transformation, with a greater variety of fixed-income securities available for investment today than ever before. Amid this evolution, the fund's goal has remained constant: pursuing high current income and prudent risk management within a total return context.

The fund's management team has an average of nearly 20 years of industry experience.

Michael V. Salm
Portfolio Manager
Co-Head of Fixed Income

Daniel S. Choquette, CFA
Portfolio Manager

Brett S. Kozlowski, CFA
Portfolio Manager

Kevin F. Murphy
Portfolio Manager

The end of an era?

For more than 25 years, declining interest rates have driven bond prices higher. But with interest rates at historically low levels, any strategy that relies on this trend continuing could be risky.

10-year Treasury yield
Effective federal funds rate
12
10
8
6
4
2
0
'85 '86 '87 '88 '89 '90 '91 '92 '93 '94 '95 '96 '97 '98 '99 '00 '01 '02 '03 '04 '05 '06 '07 '08 '09 '10 '11 '12

Source: Federal Reserve. Past performance is not indicative of future results.

Putnam Income Fund pursues a wide range of investment opportunities

The fund's management team seeks to better balance the sources of risk and return in the portfolio by investing in sectors that aren't reliant on declining interest rates to drive returns, including sectors that lie outside the benchmark index.

Barclays U.S. Aggregate Bond Index
Putnam Income Fund
U.S. Treasury/ agency
41%
0%
Agency pass-through
29%
34%
Investment-grade corporate bonds
22%
26%
Int'l Treasury/ agency
3%
0%
Commercial MBS
2%
15%
Emerging market bonds
2%
1%
Municipal bonds
1%
0%
Agency CMO
0%
21%
Net cash
0%
18%
Residential MBS (non-agency)
0%
8%
High-yield corporate bonds
0%
1%

Allocations are represented as a percentage of the fund's net assets as of 4/30/13. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, and the exclusion of as-of trades, if any. Holdings and allocations may vary over time. Percentages may not total 100% of net assets because cash may be set aside as collateral for certain securities holdings, such as to-be-announced commitments.

2 Income Fund

Income Fund 3

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will fluctuate, and you may have a gain or a loss when you sell your shares. Performance of class A shares assumes reinvestment of distributions and does not account for taxes. Fund returns in the bar chart do not reflect a sales charge of 4.00%; had they, returns would have been lower. See pages 5 and 11–13 for additional performance information. For a portion of the periods, the fund had expense limitations, without which returns would have been lower. To obtain the most recent month-end performance, visit putnam.com.

* The fund’s benchmark, the Barclays U.S. Aggregate Bond Index, was introduced on 12/31/75, and the fund’s Lipper category was introduced on 12/31/59. Both post-date the inception of the fund’s class A shares.

† Returns for the six-month period are not annualized, but cumulative.

4	Income Fund

Interview with your fund’s portfolio manager

Mike, what was the bond market environment like during the six months ended April 30, 2013?

It was a strong period for the most credit-sensitive categories, particularly high-yield bonds, which saw their yield spreads — their yield advantage over U.S. Treasuries — tighten further thanks to persistent investor demand and solid corporate fundamentals. These sectors benefited from the improved risk sentiment that was spurred by global monetary easing during and prior to the reporting period. With interest rates rising across most global developed markets during much of the period, Treasuries, global government securities, and other defensive categories lagged, posting either negative or nominally positive returns. That said, longer-term Treasury yields fell in April, providing a notable end-of-period boost to that sector.

Both at home and abroad, political leaders continued to grapple with fiscal challenges. While there were several events that produced negative headlines, including the government spending sequester in the United States and the banking crisis in Cyprus, riskier assets performed well in an environment of policy and macroeconomic uncertainty. This performance suggests that investors have recognized the opportunity cost of remaining on the sidelines.

This comparison shows your fund’s performance in the context of broad market indexes for the six months ended 4/30/13. See pages 4 and 11–13 for additional fund performance information. Index descriptions can be found on page 16.

Income Fund	5

Against this backdrop, the fund outperformed its benchmark and the average return for its Lipper peer group.

What factors fueled the fund’s solid relative performance?

An out-of-benchmark stake in non-agency residential mortgage-backed securities [RMBS], along with our prepayment strategy, drove the fund’s outperformance. Our holdings of non-agency RMBS performed well during the period’s first half, driven by investors’ appetite for higher-yielding securities, as well as a strengthening U.S. housing market. Our prepayment strategy, which entailed holding government-agency interest-only securities [agency IOs] that were hedged with agency mortgage pass-throughs, was successful overall, as we focused our security selection in pools that we believed would experience fewer prepayments. However, the strategy’s performance versus the benchmark was hampered in April, when rising Treasury yields led to negative returns for agency IOs.

Elsewhere, a sizable overweight in commercial mortgage-backed securities

Credit qualities are shown as a percentage of the fund’s net assets as of 4/30/13. A bond rated Baa or higher (Prime-3 or higher, for short-term debt) is considered investment grade. The chart reflects Moody’s ratings; percentages may include bonds or derivatives not rated by Moody’s but rated by Standard & Poor’s (S&P) or, if unrated by S&P, by Fitch ratings, and then included in the closest equivalent Moody’s rating. Ratings may vary over time.

Credit quality includes bonds and represents only the fixed-income portion of the portfolio. Derivative instruments, including forward currency contracts, are only included to the extent of any unrealized gain or loss on such instruments and are shown in the not-rated category. Cash is also shown in the not-rated category. The fund itself has not been rated by an independent rating agency.

A negative percentage reflects the effect of fund strategies that are designed to enhance performance if certain securities decline in value.

6	Income Fund

[CMBS] also bolstered relative performance. CMBS benefited from the demand for higher-yielding securities amid stronger commercial real estate fundamentals and an improving outlook for U.S. economic growth in 2013 and beyond.

A lighter-than-benchmark stake in investment-grade corporate bonds, along with beneficial selections in the sector, aided relative results, as did our allocation to high-yield bonds. High-yield bonds were among the best-performing fixed-income categories during the period, as the asset class rallied strongly in step with global equity markets.

This chart shows how the fund’s top weightings have changed over the past six months. Allocations are represented as a percentage of the fund’s net assets. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Current period summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the exclusion of as-of trades, if any, and the use of different classifications of securities for presentation purposes. Holdings and allocations may vary over time.

Income Fund	7

Which strategies detracted versus the benchmark?

Our holdings of “swaptions” — which give us the option to enter into a swap contract and were used to hedge the interest-rate and prepayment risks associated with our mortgage pass-through and agency IO positions — modestly dampened relative performance. The swaption strategy we constructed was designed to protect the portfolio in the event that the yield spreads on our agency IO holdings exhibited heightened volatility. As it turned out, these spreads were relatively calm until the period’s final month, so our “insurance” was largely unnecessary. That said, this strategy illustrates one way we used derivatives to help manage portfolio risk.

In what additional ways did you use derivatives during the period?

We used bond futures and interest-rate swaps — which allow two parties to exchange one stream of future interest payments for another, based on a specified principal amount — to take tactical positions at various points along the yield curve. In addition, we employed total return swaps as a hedging tool and to help manage the fund’s sector exposure, as well as credit default swaps to hedge the fund’s credit risk.

The fund increased its distribution rate twice during the period. What led to those decisions?

The fund’s distribution rate per class A share was raised from $0.016 to $0.018 in December and $0.021 in April. We’re pleased to report that these increases were possible because of the fund’s diversification across a wide range of market sectors. Similar increases were made to other share classes.

What is your outlook for the coming months, and how are you positioning the fund?

Despite rising gasoline prices and higher payroll taxes, we believe the U.S. economy remains solidly in a mid-cycle expansion, buoyed by stronger consumer spending. In our view, the U.S. housing recovery is helping to offset the drag on consumers from fiscal austerity measures by boosting economic activity and underpinning firmer labor market conditions. For example, during the six months ended February 2013, more than 10% of new jobs were in construction. What’s more, bank lending standards began to loosen, helping to reinforce economic growth. While we believe these factors should continue to promote moderate economic expansion, we do not think the economy will grow strongly enough to cause the Federal Reserve to shift from its current accommodative monetary policy stance.

Outside the United States, Japan joined China in early-cycle recoveries, providing a lift to the rest of Asia. It appears that Germany’s economy has begun to pick up, but much of the rest of Europe remains in recession. The European Central Bank revised its 2013 growth forecast downward and is anticipating a modest contraction while remaining concerned about downside risks to the eurozone economy.

Within this environment, we plan to continue deemphasizing interest-rate risk in the portfolio and expect to maintain the fund’s bias toward a steepening yield curve. As long as the Fed continues to inject liquidity into the financial system through targeted bond purchases, we don’t believe interest rates are likely to move significantly higher than where they are today. We recognize, however, that any strategy that relies on rates declining further to drive performance is risky amid what may be a range-bound and volatile

8	Income Fund

interest-rate environment. For that reason, we intend to keep the portfolio’s overall duration shorter than the benchmark’s and expect to rely on other factors to influence the fund’s performance.

At period-end, our allocations to securitized sectors represented the fund’s greatest overweight. In prepayment-sensitive areas, we are more cautious toward lower-coupon pass-throughs — those with coupons below 4% — but favor pools in the 4%-to-5% coupon range that we believe exhibit favorable prepayment profiles. In credit-sensitive areas, we plan to maintain our diversified exposure to CMBS, as well as modest allocations to non-agency RMBS and investment-grade corporate bonds.

Thanks for your time and for bringing us up to date, Mike.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice.

Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.

Portfolio Manager Michael V. Salm is Co-Head of Fixed Income at Putnam. He has a B.A. from Cornell University. Michael joined Putnam in 1997 and has been in the investment industry since 1989.

In addition to Michael, your fund’s portfolio managers are Daniel S. Choquette, CFA; Brett S. Kozlowski, CFA; and Kevin F. Murphy.

A word about derivatives

Derivatives are an increasingly common type of investment instrument, the performance of which is derived from an underlying security, index, currency, or other area of the capital markets. Derivatives employed by the fund’s managers generally serve one of two main purposes: to implement a strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge unwanted risk associated with a particular position.

For example, the fund’s managers might use currency forward contracts to capitalize on an anticipated change in exchange rates between two currencies. This approach would require a significantly smaller outlay of capital than purchasing traditional bonds denominated in the underlying currencies. In another example, the managers may identify a bond that they believe is undervalued relative to its risk of default, but may seek to reduce the interest-rate risk of that bond by using interest-rate swaps, a derivative through which two parties “swap” payments based on the movement of certain rates.

Like any other investment, derivatives may not appreciate in value and may lose money. Derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities. And because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. Putnam monitors the counterparty risks we assume. For example, Putnam may enter into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the fund.

Income Fund	9

IN THE NEWS

The economic outlook for major industrialized nations is slowly improving, with the United States and Japan leading the way, according to a report by the Organisation for Economic Co-operation and Development (OECD). Economic expansion is also taking place in most major countries around the world, including the 17-nation eurozone, where Germany’s economy is growing and stabilization is occurring in Italy and France. Growth also is solidifying in Japan, whose new government has launched efforts to bring the country’s long-stagnant economy back to life through various stimulus efforts, and growth is picking up in China, where an economic hard landing has been avoided. The OECD sees growth weakening in India and normal, “around trend” growth taking place in Russia, Brazil, and the United Kingdom. Meanwhile, the World Trade Organization (WTO) has cut its overall 2013 forecast for global trade volume growth to 3.3% from 4.5%. Global trade grew by 2% in 2012, the second-worst figure since this economic statistic began to be tracked in 1981, according to the WTO. The worst trade figure came in 2009 during the global economic crisis.

10	Income Fund

Your fund’s performance

This section shows your fund’s performance, price, and distribution information for periods ended April 30, 2013, the end of the first half of its current fiscal year. In accordance with regulatory requirements for mutual funds, we also include performance information as of the most recent calendar quarter-end and expense information taken from the fund’s current prospectus. Performance should always be considered in light of a fund’s investment strategy. Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. For the most recent month-end performance, please visit the Individual Investors section at putnam.com or call Putnam at 1-800-225-1581. Class R, class R5, class R6, and class Y shares are not available to all investors. See the Terms and Definitions section in this report for definitions of the share classes offered by your fund.

Fund performance Total return for periods ended 4/30/13

	Class A		Class B		Class C		Class M		Class R	Class R5	Class R6	Class Y
(inception dates)	(11/1/54)		(3/1/93)		(7/26/99)		(12/14/94)		(1/21/03)	(7/2/12)	(7/2/12)	(6/16/94)

	Before	After					Before	After	Net	Net	Net	Net
	sales	sales	Before	After	Before	After	sales	sales	asset	asset	asset	asset
	charge	charge	CDSC	CDSC	CDSC	CDSC	charge	charge	value	value	value	value

Annual average
(life of fund)	7.89%	7.82%	6.91%	6.91%	7.08%	7.08%	7.45%	7.39%	7.62%	7.98%	7.98%	7.98%

10 years	78.98	71.82	65.95	65.95	66.19	66.19	74.27	68.61	74.39	83.61	83.63	83.53
Annual average	5.99	5.56	5.20	5.20	5.21	5.21	5.71	5.36	5.72	6.26	6.27	6.26

5 years	51.01	44.97	45.30	43.30	45.51	45.51	48.99	44.15	48.83	52.93	52.95	52.87
Annual average	8.59	7.71	7.76	7.46	7.79	7.79	8.30	7.59	8.28	8.87	8.87	8.86

3 years	23.48	18.54	20.68	17.68	20.64	20.64	22.34	18.37	22.32	24.38	24.40	24.33
Annual average	7.28	5.83	6.47	5.58	6.46	6.46	6.95	5.78	6.95	7.54	7.55	7.53

1 year	10.19	5.79	9.50	4.50	9.47	8.47	9.87	6.30	9.89	10.52	10.54	10.48

6 months	3.18	–0.95	2.83	–2.17	2.82	1.82	2.99	–0.36	2.96	3.43	3.31	3.27

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. After-sales-charge returns for class A and M shares reflect the deduction of the maximum 4.00% and 3.25% sales charge, respectively, levied at the time of purchase. Class B share returns after contingent deferred sales charge (CDSC) reflect the applicable CDSC, which is 5% in the first year, declining over time to 1% in the sixth year, and is eliminated thereafter. Class C share returns after CDSC reflect a 1% CDSC for the first year that is eliminated thereafter. Class R, R5, R6, and Y shares have no initial sales charge or CDSC. Performance for class B, C, M, R, and Y shares before their inception is derived from the historical performance of class A shares, adjusted for the applicable sales charge (or CDSC) and the higher operating expenses for such shares, except for class Y shares, for which 12b-1 fees are not applicable. Performance for class R5 and R6 shares prior to their inception is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R5 and R6 shares; had it, returns would have been higher.

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

Class B share performance does not reflect conversion to class A shares.

Income Fund	11

Comparative index returns For periods ended 4/30/13

	Barclays U.S. Aggregate	Lipper Corporate Debt Funds
	Bond Index	A-Rated category average*

Annual average (life of fund)	—†	—†

10 years	63.57%	67.92%
Annual average	5.04	5.26

5 years	32.09	37.52
Annual average	5.72	6.52

3 years	17.47	21.14
Annual average	5.51	6.56

1 year	3.68	6.34

6 months	0.90	1.61

Index and Lipper results should be compared with fund performance before sales charge, before CDSC, or at net asset value.

* Over the 6-month, 1-year, 3-year, 5-year, and 10-year periods ended 4/30/13, there were 88, 86, 72, 69, and 49 funds, respectively, in this Lipper category.

† The fund’s benchmark, the Barclays U.S. Aggregate Bond Index, was introduced on 12/31/75, and the fund’s Lipper category was introduced on 12/31/59. Both post-date the inception date of the fund’s class A shares.

Fund price and distribution information For the six-month period ended 4/30/13

Distributions	Class A		Class B	Class C	Class M		Class R	Class R5	Class R6	Class Y

Number	6		6	6	6		6	6	6	6

Income	$0.109		$0.082	$0.082	$0.101		$0.102	$0.120	$0.121	$0.118

Capital gains	—		—	—	—		—	—	—	—

Total	$0.109		$0.082	$0.082	$0.101		$0.102	$0.120	$0.121	$0.118

	Before	After	Net	Net	Before	After	Net	Net	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value	value	value

10/31/12	$7.27	$7.57	$7.20	$7.22	$7.12	$7.36	$7.23	$7.35	$7.36	$7.36

4/30/13	7.39	7.70	7.32	7.34	7.23	7.47	7.34	7.48	7.48	7.48

	Before	After	Net	Net	Before	After	Net	Net	Net	Net
Current rate	sales	sales	asset	asset	sales	sales	asset	asset	asset	asset
(end of period)	charge	charge	value	value	charge	charge	value	value	value	value

Current dividend
rate [1]	3.41%	3.27%	2.62%	2.62%	3.15%	3.05%	3.27%	3.69%	3.69%	3.69%

Current 30-day
SEC yield[2]	N/A	2.77	2.14	2.14	N/A	2.56	2.64	3.20	3.24	3.14

The classification of distributions, if any, is an estimate. Before-sales-charge share value and current dividend rate for class A and M shares, if applicable, do not take into account any sales charge levied at the time of purchase. After-sales-charge share value, current dividend rate, and current 30-day SEC yield, if applicable, are calculated assuming that the maximum sales charge (4.00% for class A shares and 3.25% for class M shares) was levied at the time of purchase. Final distribution information will appear on your year-end tax forms.

1 Most recent distribution, excluding capital gains, annualized and divided by share price before or after sales charge at period-end.

2 Based only on investment income and calculated using the maximum offering price for each share class, in accordance with SEC guidelines.

12	Income Fund

Fund performance as of most recent calendar quarter
Total return for periods ended 3/31/13

	Class A		Class B		Class C		Class M		Class R	Class R5	Class R6	Class Y
(inception dates)	(11/1/54)		(3/1/93)		(7/26/99)		(12/14/94)		(1/21/03)	(7/2/12)	(7/2/12)	(6/16/94)

	Before	After					Before	After	Net	Net	Net	Net
	sales	sales	Before	After	Before	After	sales	sales	asset	asset	asset	asset
	charge	charge	CDSC	CDSC	CDSC	CDSC	charge	charge	value	value	value	value

Annual average
(life of fund)	7.89%	7.81%	6.91%	6.91%	7.08%	7.08%	7.45%	7.39%	7.62%	7.98%	7.98%	7.98%

10 years	79.13	71.96	66.09	66.09	66.09	66.09	74.66	68.98	74.76	83.47	83.50	83.40
Annual average	6.00	5.57	5.20	5.20	5.20	5.20	5.74	5.39	5.74	6.26	6.26	6.25

5 years	49.75	43.76	44.09	42.09	44.30	44.30	47.71	42.91	47.78	51.65	51.67	51.59
Annual average	8.41	7.53	7.58	7.28	7.61	7.61	8.11	7.40	8.12	8.68	8.69	8.68

3 years	23.96	19.00	21.15	18.15	21.12	21.12	23.01	19.01	22.96	24.85	24.87	24.80
Annual average	7.42	5.97	6.60	5.72	6.60	6.60	7.15	5.97	7.13	7.68	7.68	7.66

1 year	10.34	5.93	9.49	4.49	9.47	8.47	10.02	6.45	10.02	10.65	10.67	10.61

6 months	3.55	–0.59	3.07	–1.93	3.06	2.06	3.38	0.02	3.47	3.66	3.68	3.64

See the discussion following the Fund performance table on page 11 for information about the calculation of fund performance.

Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Expense ratios

	Class A	Class B	Class C	Class M	Class R	Class R5	Class R6	Class Y

Total annual operating expenses for
the fiscal year ended 10/31/12	0.86%	1.61%	1.61%	1.11%	1.11%	0.58%*	0.51%*	0.61%

Annualized expense ratio for the
six-month period ended 4/30/13	0.86%	1.61%	1.61%	1.11%	1.11%	0.58%	0.51%	0.61%

Fiscal-year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report. Expenses are shown as a percentage of average net assets.

* Other expenses for class R5 and class R6 have been annualized.

Income Fund	13

Expenses per $1,000

The following table shows the expenses you would have paid on a $1,000 investment in the fund from November 1, 2012, to April 30, 2013. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

	Class A	Class B	Class C	Class M	Class R	Class R5	Class R6	Class Y

Expenses paid per $1,000*†	$4.33	$8.10	$8.10	$5.59	$5.59	$2.93	$2.57	$3.07

Ending value (after expenses)	$1,031.80	$1,028.30	$1,028.20	$1,029.90	$1,029.60	$1,034.30	$1,033.10	$1,032.70

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 4/30/13. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

Estimate the expenses you paid

To estimate the ongoing expenses you paid for the six months ended April 30, 2013, use the following calculation method. To find the value of your investment on November 1, 2012, call Putnam at 1-800-225-1581.

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class B	Class C	Class M	Class R	Class R5	Class R6	Class Y

Expenses paid per $1,000*†	$4.31	$8.05	$8.05	$5.56	$5.56	$2.91	$2.56	$3.06

Ending value (after expenses)	$1,020.53	$1,016.81	$1,016.81	$1,019.29	$1,019.29	$1,021.92	$1,022.27	$1,021.77

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 4/30/13. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

14	Income Fund

Terms and definitions

Important terms

Total return shows how the value of the fund’s shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Before sales charge, or net asset value, is the price, or value, of one share of a mutual fund, without a sales charge. Before-sales-charge figures fluctuate with market conditions, and are calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

After sales charge is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. After-sales-charge performance figures shown here assume the 4.00% maximum sales charge for class A shares and 3.25% for class M shares.

Contingent deferred sales charge (CDSC) is generally a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund’s class B CDSC declines over time from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

Share classes

Class A shares are generally subject to an initial sales charge and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class B shares are not subject to an initial sales charge. They may be subject to a CDSC.

Class C shares are not subject to an initial sales charge and are subject to a CDSC only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class R shares are not subject to an initial sales charge or CDSC and are available only to certain defined contribution plans.

Class R5 shares and class R6 shares are not subject to an initial sales charge or CDSC, and carry no 12b-1 fee. They are only available to employer-sponsored retirement plans.

Class Y shares are not subject to an initial sales charge or CDSC, and carry no 12b-1 fee. They are generally only available to corporate and institutional clients and clients in other approved programs.

Fixed-income terms

Current yield is the annual rate of return earned from dividends or interest of an investment. Current yield is expressed as a percentage of the price of a security, fund share, or principal investment.

Mortgage-backed security (MBS), also known as a mortgage “pass-through,” is a type of asset-backed security that is secured by a mortgage or collection of mortgages. The following are types of MBSs:

• Agency “pass-through” has its principal and interest backed by a U.S. government agency, such as the Federal National Mortgage Association (Fannie Mae), Government National Mortgage Association (Ginnie Mae), and Federal Home Loan Mortgage Corporation (Freddie Mac).

• Collateralized mortgage obligation (CMO) represents claims to specific cash flows from pools of home mortgages. The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests in “tranches.” Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates. A CMO is highly sensitive to changes in interest rates and any resulting change in the rate at which homeowners sell their properties, refinance, or otherwise prepay loans. CMOs are subject to prepayment, market, and liquidity risks.

• Interest-only (IO) security is a type of CMO in which the underlying asset is the interest portion of mortgage, Treasury, or bond payments.

• Non-agency residential mortgage-backed security (RMBS) is an MBS not backed by Fannie Mae, Ginnie Mae, or Freddie Mac. One type of RMBS is an Alt-A mortgage-backed security.

• Commercial mortgage-backed security (CMBS) is secured by the loan on a commercial property.

Yield curve is a graph that plots the yields of bonds with equal credit quality against their differing maturity dates, ranging from shortest to

Income Fund	15

longest. It is used as a benchmark for other debt, such as mortgage or bank lending rates.

Comparative indexes

Barclays U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

BofA Merrill Lynch U.S. 3-Month Treasury Bill Index is an unmanaged index that seeks to measure the performance of U.S. Treasury bills available in the marketplace.

S&P 500 Index is an unmanaged index of common stock performance.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

Lipper is a third-party industry-ranking entity that ranks mutual funds. Its rankings do not reflect sales charges. Lipper rankings are based on total return at net asset value relative to other funds that have similar current investment styles or objectives as determined by Lipper. Lipper may change a fund’s category assignment at its discretion. Lipper category averages reflect performance trends for funds within a category.

Other information for shareholders

Important notice regarding delivery of shareholder documents

In accordance with Securities and Exchange Commission (SEC) regulations, Putnam sends a single copy of annual and semiannual shareholder reports, prospectuses, and proxy statements to Putnam shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call Putnam at 1-800-225-1581, and Putnam will begin sending individual copies within 30 days.

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2012, are available in the Individual Investors section of putnam.com, and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Forms N-Q on the SEC’s website at www.sec.gov. In addition, the fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website or the operation of the Public Reference Room.

Trustee and employee fund ownership

Putnam employees and members of the Board of Trustees place their faith, confidence, and, most importantly, investment dollars in Putnam mutual funds. As of April 30, 2013, Putnam employees had approximately $381,000,000 and the Trustees had approximately $91,000,000 invested in Putnam mutual funds. These amounts include investments by the Trustees’ and employees’ immediate family members as well as investments through retirement and deferred compensation plans.

16	Income Fund

Financial statements

A guide to financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

Income Fund	17

The fund’s portfolio 4/30/13 (Unaudited)

U.S. GOVERNMENT AND AGENCY
MORTGAGE OBLIGATIONS (47.9%)*	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (6.6%)
Government National Mortgage Association Pass-Through Certificates
3 1/2s, July 15, 2042	$12,530,603	$13,796,301
3s, TBA, June 1, 2043	7,000,000	7,415,625
3s, TBA, May 1, 2043	68,000,000	72,234,061

		93,445,987
U.S. Government Agency Mortgage Obligations (41.3%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
6s, May 1, 2040	13,713,437	14,968,539
4s, June 1, 2042	16,603,197	18,209,686
3s, TBA, May 1, 2043	12,000,000	12,501,563

Federal National Mortgage Association Pass-Through Certificates
7s, January 1, 2017	3,332	3,482
4s, with due dates from June 1, 2042 to November 1, 2042	127,012,706	139,921,117
3s, TBA, June 1, 2043	118,000,000	123,102,580
3s, TBA, May 1, 2043	263,000,000	275,102,103
3s, March 1, 2043 ##	2,000,200	2,044,890

		585,853,960

Total U.S. government and agency mortgage obligations (cost $672,845,808)		$679,299,947

U.S. TREASURY OBLIGATIONS (—%)*	Principal amount	Value

U.S. Treasury Notes 2 5/8s, November 15, 2020	$416,000	$458,637

Total U.S. treasury obligations (cost $394,792)		$458,637

MORTGAGE-BACKED SECURITIES (40.9%)*	Principal amount	Value

Agency collateralized mortgage obligations (18.2%)
Federal Home Loan Mortgage Corp.
IFB Ser. 3182, Class SP, 27.805s, 2032	$177,240	$283,774
IFB Ser. 3408, Class EK, 24.994s, 2037	2,025,811	3,160,435
IFB Ser. 2976, Class LC, 23.691s, 2035	222,648	364,680
IFB Ser. 2979, Class AS, 23.545s, 2034	114,001	146,424
IFB Ser. 3072, Class SB, 22.921s, 2035	784,293	1,209,942
IFB Ser. 3249, Class PS, 21.619s, 2036	710,029	1,061,374
IFB Ser. 3065, Class DC, 19.264s, 2035	963,293	1,505,820
IFB Ser. 2990, Class LB, 16.438s, 2034	1,118,789	1,564,302
IFB Ser. 4105, Class HS, IO, 6.401s, 2042	5,470,009	1,227,962
IFB Ser. 3803, Class SP, IO, 6.401s, 2038	7,628,675	572,151
IFB Ser. 3861, Class PS, IO, 6.401s, 2037	4,968,661	678,371
IFB Ser. 3907, Class KS, IO, 6.351s, 2040	5,640,361	703,496
IFB Ser. 3708, Class SA, IO, 6.251s, 2040	13,263,422	1,779,155
IFB Ser. 4112, Class SC, IO, 5.951s, 2042	15,468,505	2,165,591
IFB Ser. 4105, Class LS, IO, 5.951s, 2041	5,696,439	1,102,204
IFB Ser. 3852, Class NT, 5.801s, 2041	3,666,183	3,992,106
IFB Ser. 3752, Class PS, IO, 5.801s, 2040	8,008,010	1,030,311
Ser. 3632, Class CI, IO, 5s, 2038	240,766	10,912
Ser. 3626, Class DI, IO, 5s, 2037	116,918	3,274

18	Income Fund

MORTGAGE-BACKED SECURITIES (40.9%)* cont.	Principal amount	Value

Agency collateralized mortgage obligations cont.
Federal Home Loan Mortgage Corp.
Ser. 4132, Class IP, IO, 4 1/2s, 2042	$19,061,585	$2,454,072
Ser. 4122, Class TI, IO, 4 1/2s, 2042	6,917,305	877,114
Ser. 4018, Class DI, IO, 4 1/2s, 2041	8,084,342	856,940
Ser. 3747, Class HI, IO, 4 1/2s, 2037	2,156,784	150,227
Ser. 3707, Class PI, IO, 4 1/2s, 2025	6,225,643	409,398
Ser. 4116, Class MI, IO, 4s, 2042	14,130,948	1,823,078
Ser. 4090, Class BI, IO, 4s, 2042	3,645,575	304,734
Ser. 4026, Class JI, IO, 4s, 2041	3,010,092	303,417
Ser. 3740, Class KI, IO, 4s, 2033	4,918,190	41,903
Ser. 4158, Class TI, IO, 3s, 2042	30,756,678	4,026,049
Ser. 4165, Class TI, IO, 3s, 2042	27,940,285	3,604,297
Ser. 4172, Class PI, IO, 3s, 2040	15,096,935	1,492,181
Ser. T-56, Class A, IO, 0.524s, 2043	12,575,562	218,107
Ser. T-56, Class 3, IO, 0.415s, 2043	4,522,504	59,181
Ser. T-56, Class 1, IO, 0.215s, 2043	15,103,806	113,279
Ser. T-56, Class 2, IO, 0.129s, 2043	5,359,127	16,538
Ser. 4077, Class TO, PO, zero %, 2041	3,398,854	2,897,013
Ser. 3835, Class FO, PO, zero %, 2041	13,160,606	11,466,442
Ser. 3369, Class BO, PO, zero %, 2037	47,719	45,211
Ser. 3391, PO, zero %, 2037	420,639	379,845
Ser. 3300, PO, zero %, 2037	738,927	690,897
Ser. 3206, Class EO, PO, zero %, 2036	32,860	30,823
Ser. 3175, Class MO, PO, zero %, 2036	108,270	100,968
Ser. 3210, PO, zero %, 2036	117,774	111,890
FRB Ser. 3117, Class AF, zero %, 2036	27,511	23,498
FRB Ser. 3326, Class WF, zero %, 2035	48,768	47,793
FRB Ser. 3036, Class AS, zero %, 2035	36,940	35,117

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 38.699s, 2036	1,397,450	2,716,586
IFB Ser. 06-8, Class HP, 23.833s, 2036	870,599	1,469,440
IFB Ser. 05-45, Class DA, 23.686s, 2035	1,706,697	2,816,279
IFB Ser. 05-122, Class SE, 22.399s, 2035	1,868,623	2,845,835
IFB Ser. 05-75, Class GS, 19.649s, 2035	625,192	891,699
IFB Ser. 05-106, Class JC, 19.503s, 2035	921,379	1,472,327
IFB Ser. 05-83, Class QP, 16.873s, 2034	201,742	279,524
IFB Ser. 11-4, Class CS, 12 1/2s, 2040	2,332,189	2,851,382
Ser. 13-9, Class BA, 6 1/2s, 2042	6,912,777	6,977,584
IFB Ser. 12-96, Class PS, IO, 6 1/2s, 2041	10,408,822	1,734,838
IFB Ser. 12-88, Class SB, IO, 6.47s, 2042	9,542,495	1,440,821
IFB Ser. 12-75, Class SK, IO, 6.45s, 2041	14,355,712	2,616,616
IFB Ser. 12-75, Class KS, IO, 6.35s, 2042	9,241,076	1,578,283
IFB Ser. 12-3, Class CS, IO, 6.35s, 2040	9,528,840	1,510,035
IFB Ser. 12-3, Class SD, IO, 6.31s, 2042	3,165,106	539,840
IFB Ser. 11-87, Class HS, IO, 6.3s, 2041	5,022,418	758,686
IFB Ser. 11-27, Class AS, IO, 6.28s, 2041	10,164,910	1,404,384
IFB Ser. 12-30, Class HS, IO, 6 1/4s, 2042	26,930,564	4,613,744

Income Fund	19

MORTGAGE-BACKED SECURITIES (40.9%)* cont.	Principal amount	Value

Agency collateralized mortgage obligations cont.
Federal National Mortgage Association
IFB Ser. 10-35, Class SG, IO, 6.2s, 2040	$23,947,655	$3,448,941
Ser. 06-10, Class GC, 6s, 2034	11,097,027	11,502,762
IFB Ser. 12-132, Class SB, IO, 6s, 2042	13,404,858	2,037,136
IFB Ser. 13-19, Class DS, IO, 6s, 2041 F	9,591,002	2,113,822
IFB Ser. 13-13, Class SA, IO, 5.95s, 2043	14,932,573	3,835,581
IFB Ser. 12-113, Class CS, IO, 5.95s, 2041	4,783,488	872,221
IFB Ser. 11-53, Class SY, IO, 5 3/4s, 2041	15,849,123	2,009,510
Ser. 12-129, Class TI, IO, 4 1/2s, 2040	11,050,787	1,311,728
Ser. 12-118, Class IO, IO, 4s, 2042	10,559,903	1,484,934
Ser. 12-124, Class UI, IO, 4s, 2042	28,134,973	4,431,258
Ser. 12-118, Class PI, IO, 4s, 2042	8,333,674	1,149,380
Ser. 12-96, Class PI, IO, 4s, 2041	12,051,917	1,381,270
Ser. 13-35, Class IP, IO, 3s, 2042 F	10,930,779	1,367,511
Ser. 13-30, Class IP, IO, 3s, 2041	9,780,985	1,123,151
Ser. 13-23, Class LI, 3s, 2041	11,241,818	1,286,851
Ser. 03-W10, Class 1, IO, 1.3s, 2043	9,822,164	390,201
Ser. 01-50, Class B1, IO, 0.401s, 2041	916,907	9,169
Ser. 2002-W6, Class 1AIO, 0.191s, 2042	1,128,473	2,469
Ser. 2005-W4, Class 1AIO, 0.097s, 2035	255,617	719
Ser. 03-34, Class P1, PO, zero %, 2043	247,135	219,328
Ser. 07-64, Class LO, PO, zero %, 2037	170,920	157,467
Ser. 07-14, Class KO, PO, zero %, 2037	458,816	423,106
Ser. 06-125, Class OX, PO, zero %, 2037	74,615	71,196
Ser. 06-84, Class OT, PO, zero %, 2036	51,472	48,831
Ser. 06-46, Class OC, PO, zero %, 2036	46,707	43,644

Government National Mortgage Association
IFB Ser. 11-56, Class SA, 23.653s, 2041	12,048,557	19,279,981
IFB Ser. 10-158, Class SD, 14.402s, 2040	2,780,250	4,089,498
IFB Ser. 11-70, Class WS, 9.302s, 2040	11,858,000	14,104,735
IFB Ser. 11-72, Class SE, 7.14s, 2041	9,422,000	10,363,804
IFB Ser. 11-56, Class MS, 6.876s, 2041	5,639,891	6,289,494
IFB Ser. 11-61, Class CS, IO, 6.481s, 2035	19,351,231	2,273,770
IFB Ser. 10-109, Class SB, 6.401s, 2040	12,490,901	2,353,011
IFB Ser. 11-3, Class SG, IO, 6.351s, 2041	4,285,953	797,444
IFB Ser. 10-35, Class CS, IO, 6.271s, 2040	18,324,790	3,115,196
IFB Ser. 10-20, Class SC, IO, 5.951s, 2040	9,074,782	1,513,855
IFB Ser. 11-94, Class SA, IO, 5.901s, 2041	16,778,581	2,973,165
IFB Ser. 10-158, Class SA, IO, 5.851s, 2040	5,360,999	926,434
IFB Ser. 10-151, Class SA, 5.851s, 2040	5,327,915	932,012
IFB Ser. 10-120, Class SA, IO, 5.851s, 2040	11,178,400	1,863,663
IFB Ser. 11-70, Class SM, IO, 5.69s, 2041	5,789,000	1,468,554
IFB Ser. 10-37, Class SG, IO, 5.501s, 2040	15,118,019	2,349,945
Ser. 13-3, Class IT, IO, 5s, 2043	10,468,013	1,646,239
Ser. 10-35, Class UI, IO, 5s, 2040	12,563,251	1,999,776
Ser. 12-129, Class IO, IO, 4 1/2s, 2042	9,458,447	1,865,206
Ser. 10-35, Class QI, IO, 4 1/2s, 2040	10,867,370	1,686,323
Ser. 11-116, Class IA, IO, 4 1/2s, 2039	10,215,721	950,164

20	Income Fund

MORTGAGE-BACKED SECURITIES (40.9%)* cont.	Principal amount	Value

Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 12-56, Class IB, IO, 4s, 2042	$14,632,568	$2,356,517
Ser. 13-18, Class GI, IO, 3 1/2s, 2041	10,829,228	1,801,984
Ser. 12-48, Class KI, IO, 3 1/2s, 2039	9,483,827	1,257,176
IFB Ser. 11-70, Class YI, IO, 0.15s, 2040	15,722,313	80,813
Ser. 11-70, PO, zero %, 2041	34,056,405	28,968,038
Ser. 10-151, Class KO, PO, zero %, 2037	988,761	900,742
Ser. 06-36, Class OD, PO, zero %, 2036	54,790	50,485

Structured Asset Securities Corp. IFB Ser. 07-4, Class 1A3, IO,
5.98s, 2045	27,668,250	5,291,553

Structured Asset Securities Corp. 144A Ser. 98-RF3, Class A,
IO, 6.1s, 2028	598,700	98,785

		258,030,747
Commercial mortgage-backed securities (14.2%)
Banc of America Commercial Mortgage Trust FRB Ser. 05-1,
Class A4, 5.245s, 2042	1,486,747	1,558,349

Banc of America Commercial Mortgage, Inc.
Ser. 04-4, Class D, 5.073s, 2042	2,385,000	2,430,464
Ser. 07-1, Class XW, IO, 0.485s, 2049	9,040,673	83,337

Banc of America Commercial Mortgage, Inc. 144A
Ser. 04-2, Class F, 4.992s, 2038	1,350,000	1,416,150
Ser. 04-4, Class XC, IO, 1.034s, 2042	19,575,882	185,619
Ser. 04-5, Class XC, IO, 0.868s, 2041	32,310,166	294,346
Ser. 07-5, Class XW, IO, 0.531s, 2051	19,964,933	231,673
Ser. 02-PB2, Class XC, IO, 0.512s, 2035	6,761,672	61
Ser. 05-1, Class XW, IO, 0.058s, 2042	264,248,398	70,819

Bear Stearns Commercial Mortgage Securities, Inc.
FRB Ser. 07-T28, Class AJ, 6.151s, 2042	1,708,000	1,857,450
FRB Ser. 05-T20, Class C, 5.298s, 2042	1,900,000	1,837,300
Ser. 04-PR3I, Class X1, IO, 1.081s, 2041	7,052,836	52,071

Bear Stearns Commercial Mortgage Securities, Inc. 144A
FRB Ser. 06-PW11, Class B, 5.618s, 2039	2,366,000	2,310,399
Ser. 06-PW14, Class X1, IO, 0.272s, 2038	17,116,770	299,543

Citigroup Commercial Mortgage Trust 144A
FRB Ser. 12-GC8, Class D, 5.041s, 2045	7,098,000	7,641,707
Ser. 06-C5, Class XC, IO, 0.176s, 2049	76,989,574	1,128,667

Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
Ser. 07-CD4, Class XW, IO, 0.56s, 2049	48,613,877	601,840
Ser. 07-CD4, Class XC, IO, 0.219s, 2049	154,156,204	1,170,046

Commercial Mortgage Trust Ser. 07-C9, Class AJ, 5.65s, 2049	5,256,000	5,729,040

Commercial Mortgage Trust 144A
FRB Ser. 12-CR5, Class E, 4.479s, 2045	1,641,000	1,564,528
FRB Ser. 07-C9, Class AJFL, 0.89s, 2049	2,443,000	2,085,345
Pass-Through Certificates Ser. 06-C8, Class XS, IO,
0.202s, 2046 F	57,265,441	726,901

Credit Suisse Mortgage Capital Certificates FRB Ser. 07-C4,
Class A2, 5.955s, 2039	3,049,863	3,072,926

Credit Suisse Mortgage Capital Certificates 144A Ser. 07-C2,
Class AX, IO, 0.229s, 2049	85,481,674	337,251

Income Fund	21

MORTGAGE-BACKED SECURITIES (40.9%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
CS First Boston Mortgage Securities Corp. Ser. 03-CPN1,
Class E, 4.891s, 2035	$1,528,000	$1,528,000

CS First Boston Mortgage Securities Corp. 144A
Ser. 98-C1, Class F, 6s, 2040	2,038,273	2,242,100
Ser. 03-C3, Class AX, IO, 1.613s, 2038	7,751,803	295
Ser. 02-CP3, Class AX, IO, 1.422s, 2035	1,954,114	9,860

Deutsche Bank-UBS Commercial Mortgage Trust 144A FRB
Ser. 11-LC2A, Class D, 5.626s, 2044	2,118,000	2,287,321

DLJ Commercial Mortgage Corp. 144A FRB Ser. 98-CG1,
Class B4, 7.424s, 2031	1,882,641	1,890,436

First Union National Bank-Bank of America Commercial
Mortgage Trust 144A Ser. 01-C1, Class 3, IO, 2.158s, 2033	1,301,704	68

G-Star, Ltd. 144A FRB Ser. 02-2A, Class BFL, 2.2s, 2037
(Cayman Islands)	158,829	157,241

GE Business Loan Trust 144A Ser. 04-2, Class D, 2.949s, 2032	223,598	122,979

GE Capital Commercial Mortgage Corp. FRB Ser. 05-C4,
Class AJ, 5.471s, 2045 F	1,387,000	1,275,948

GE Capital Commercial Mortgage Corp. 144A
Ser. 05-C3, Class XC, IO, 0.29s, 2045 F	278,597,341	1,044,013
Ser. 07-C1, Class XC, IO, 0.148s, 2049	126,056,987	899,038

GE Commercial Mortgage Corporation Trust FRB Ser. 05-C1,
Class B, 4.846s, 2048	3,997,000	4,176,865

GMAC Commercial Mortgage Securities, Inc.
Ser. 97-C1, Class X, IO, 1 3/8s, 2029	2,551,660	72,812
Ser. 05-C1, Class X1, IO, 0.78s, 2043	31,426,048	335,065

Greenwich Capital Commercial Funding Corp. 144A Ser. 03-C1,
Class G, 4.773s, 2035	1,618,000	1,614,911

GS Mortgage Securities Corp. II
Ser. 06-GG8, Class AJ, 5.622s, 2039	1,924,000	1,894,607
Ser. 06-GG6, Class A2, 5.506s, 2038	327,047	334,406

GS Mortgage Securities Corp. II 144A
Ser. 98-C1, Class F, 6s, 2030	304,002	305,522
Ser. 06-GG6, Class XC, IO, 0.229s, 2038	95,848,929	153,358

GS Mortgage Securities Trust FRB Ser. 04-GG2, Class D,
5.728s, 2038	1,628,000	1,643,008

GS Mortgage Securities Trust 144A Ser. GC10, Class D,
4.563s, 2046	3,433,000	3,329,667

JPMorgan Chase Commercial Mortgage Securities Corp.
FRB Ser. 07-CB20, Class AJ, 6.275s, 2051	5,738,000	6,042,114
FRB Ser. 07-LD12, Class A3, 6.126s, 2051	19,773,000	20,757,933
FRB Ser. 06-LDP7, Class B, 6.059s, 2045	3,632,000	2,999,861
FRB Ser. 04-CB9, Class B, 5.833s, 2041	2,374,000	2,463,262
Ser. 07-LD12, Class A2, 5.827s, 2051	1,174,380	1,191,996
Ser. 06-CB16, Class AJ, 5.623s, 2045	1,265,000	1,270,136
Ser. 02-C3, Class D, 5.314s, 2035	592,541	591,949
FRB Ser. 04-CBX, Class B, 5.021s, 2037	1,143,000	1,131,147
FRB Ser. 13-C10, Class D, 4.3s, 2047	1,709,000	1,617,974
Ser. 06-LDP8, Class X, IO, 0.724s, 2045	58,661,305	856,396
Ser. 07-LDPX, Class X, IO, 0.467s, 2049	74,598,689	677,804

22	Income Fund

MORTGAGE-BACKED SECURITIES (40.9%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
JPMorgan Chase Commercial Mortgage Securities Corp. 144A
FRB Ser. 10-C1, Class D, 6.523s, 2043	$3,439,000	$4,050,916
FRB Ser. 11-C3, Class E, 5.718s, 2046	1,416,000	1,556,892
FRB Ser. 01-C1, Class H, 5.626s, 2035	1,376,388	1,396,483
FRB Ser. 11-C5, Class D, 5.492s, 2046	3,066,000	3,425,642
FRB Ser. 12-CBX, Class E, 5.362s, 2045	1,576,000	1,635,937
FRB Ser. 12-C8, Class D, 4.826s, 2045	5,984,000	6,244,412
FRB Ser. 12-LC9, Class E, 4.576s, 2047	2,420,000	2,362,692
FRB Ser. 12_LC9, Class D, 4.576s, 2047	1,817,000	1,873,391
Ser. 05-CB12, Class X1, IO, 0.491s, 2037	26,189,953	207,896
Ser. 06-LDP6, Class X1, IO, 0.249s, 2043	48,689,326	178,154

LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class F, 6.41s, 2031	319,541	323,535
Ser. 99-C1, Class G, 6.41s, 2031	851,777	875,201
Ser. 98-C4, Class G, 5.6s, 2035	377,990	381,883
Ser. 98-C4, Class H, 5.6s, 2035	808,000	875,508

LB-UBS Commercial Mortgage Trust
FRB Ser. 06-C6, Class AJ, 5.452s, 2039	5,776,000	6,325,315
Ser. 06-C7, Class A2, 5.3s, 2038	2,015,612	2,119,597
Ser. 07-C2, Class XW, IO, 0.693s, 2040	8,164,179	142,449

LB-UBS Commercial Mortgage Trust 144A
FRB Ser. 04-C1, Class G, 5.077s, 2036	7,400,000	6,632,442
Ser. 06-C7, Class XW, IO, 0.84s, 2038	38,446,119	794,989
Ser. 05-C5, Class XCL, IO, 0.645s, 2040	88,029,642	1,019,999
Ser. 05-C2, Class XCL, IO, 0.501s, 2040	140,790,183	614,408
Ser. 06-C7, Class XCL, IO, 0.371s, 2038	64,243,470	1,173,921
Ser. 05-C7, Class XCL, IO, 0.368s, 2040	119,173,142	582,995
Ser. 07-C2, Class XCL, IO, 0.183s, 2040	180,839,886	2,550,385

Merrill Lynch Mortgage Investors, Inc. Ser. 96-C2, Class JS, IO,
2.393s, 2028	41,196	4

Merrill Lynch Mortgage Trust
FRB Ser. 08-C1, Class AJ, 6.458s, 2051	1,828,000	1,921,776
FRB Ser. 07-C1, Class A3, 6.044s, 2050	475,000	500,954

Merrill Lynch Mortgage Trust 144A
Ser. 04-KEY2, Class XC, IO, 1.112s, 2039	13,448,992	125,372
Ser. 05-MCP1, Class XC, IO, 0.238s, 2043	36,714,149	391,446

Merrill Lynch/Countrywide Commercial Mortgage Trust FRB
Ser. 06-4, Class A2FL, 0.319s, 2049	501,537	500,283

Mezz Cap Commercial Mortgage Trust 144A
Ser. 04-C1, Class X, IO, 9.068s, 2037	1,382,305	64,001
Ser. 06-C4, Class X, IO, 6.519s, 2045	5,262,965	576,295
Ser. 05-C3, Class X, IO, 6.312s, 2044	1,787,375	153,357

Morgan Stanley Capital I Trust
FRB Ser. 06-T23, Class A2, 5.926s, 2041	808,594	815,176
Ser. 06-HQ9, Class B, 5.832s, 2044	6,140,000	6,328,430
FRB Ser. 07-HQ12, Class A2, 5.763s, 2049	2,424,264	2,460,628
FRB Ser. 07-HQ12, Class A2FX, 5.763s, 2049	7,220,015	7,437,337
Ser. 07-IQ14, Class A2, 5.61s, 2049	1,181,332	1,218,451
Ser. 06-HQ10, Class AJ, 5.389s, 2041	1,943,000	1,760,203

Income Fund	23

MORTGAGE-BACKED SECURITIES (40.9%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
Morgan Stanley ReREMIC Trust 144A FRB Ser. 10-C30A,
Class A3B, 5.466s, 2043	$430,286	$443,367

Morgan Stanley-Bank of America-Merrill Lynch Mortgage Trust
Ser. 13-C7, Class XA, IO, 1.905s, 2046	18,330,589	2,081,255

TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s, 2038	1,609,352	241,403

UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C3, Class D, 5.123s, 2049	3,595,000	3,532,567
Ser. 12-C4, Class XA, IO, 2.046s, 2045	14,048,055	1,805,175

Wachovia Bank Commercial Mortgage Trust
Ser. 06-C24, Class AJ, 5.658s, 2045	2,171,000	2,192,276
Ser. 05-C17, Class D, 5.396s, 2042	6,740,000	6,726,520
Ser. 06-C29, IO, 0.533s, 2048	186,950,500	2,338,751
Ser. 07-C34, IO, 0.502s, 2046	16,611,769	201,002

Wachovia Bank Commercial Mortgage Trust 144A
Ser. 05-C18, Class XC, IO, 0.495s, 2042	23,037,188	135,459
Ser. 06-C26, Class XC, IO, 0.091s, 2045	11,013,736	24,561

WAMU Commercial Mortgage Securities Trust 144A
Ser. 05-C1A, Class G, 5.72s, 2036	129,000	113,520

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C4, Class E, 5.417s, 2044	3,999,768	4,219,979
FRB Ser. 12-C10, Class D, 4.61s, 2045	3,446,000	3,353,199
FRB Ser. 13-C11, Class D, 4.325s, 2045	1,605,000	1,543,057

		202,154,770
Residential mortgage-backed securities (non-agency) (8.5%)
ASG Resecuritization Trust 144A FRB Ser. 10-3, 0.511s, 2045	6,630,000	4,541,550

Citigroup Mortgage Loan Trust, Inc. Ser. 2005-WF2, Class AF4,
4.964s, 2035	1,865,313	1,889,749

Citigroup Mortgage Loan Trust, Inc. 144A
FRB Ser. 09-7, Class 4A2, 2.654s, 2035	4,500,000	3,869,775
Ser. 10-8, Class 1A2, 5 1/2s, 2036	1,300,000	1,346,048

Countrywide Asset Backed Certificates FRB Ser. 05-AB1,
Class A3, 0 1/2s, 2035	11,704,024	11,118,822

First Plus Home Loan Trust Ser. 97-3, Class B1, 7.79s, 2023
(In default) †	134,710	13

GSAA Home Equity Trust FRB Ser. 04-10, Class AF4,
4.788s, 2034	3,436,700	3,637,250

Mortgageit Trust FRB Ser. 05-1, Class 1M2, 0.79s, 2035	4,045,182	3,289,803

Structured Asset Mortgage Investments, Inc. Ser. 07-AR4,
Class X2, IO, 0 1/2s, 2047	114,282,425	2,571,355

WAMU Mortgage Pass-Through Certificates
FRB Ser. 2004-AR13, Class A1B2, 0.74s, 2034	13,104,619	11,892,442
FRB Ser. 05-AR11, Class A1C3, 0.71s, 2045	5,145,845	4,168,135
FRB Ser. 05-AR19, Class A1C3, 0.7s, 2045	13,022,210	10,287,546
FRB Ser. 05-AR11, Class A1B2, 0.65s, 2045	5,378,743	4,706,400
FRB Ser. 05-AR13, Class A1C4, 0.63s, 2045	21,562,450	17,573,397
FRB Ser. 05-AR8, Class 2AB2, 0.62s, 2045	6,362,916	5,726,625
FRB Ser. 05-AR17, Class A1B2, 0.61s, 2045	7,152,410	5,972,262
FRB Ser. 05-AR11, Class A1B3, 0.6s, 2045	9,580,957	8,383,337
FRB Ser. 05-AR8, Class 2AC3, 0.59s, 2045	5,586,504	4,860,258

24	Income Fund

MORTGAGE-BACKED SECURITIES (40.9%)* cont.	Principal amount	Value

Residential mortgage-backed securities cont.
WAMU Mortgage Pass-Through Certificates
FRB Ser. 05-AR6, Class 2AB2, 0.57s, 2045	$9,048,422	$8,053,096
FRB Ser. 2005-AR17, Class A1B3, 0.55s, 2045 F	2,128,070	1,840,963

Wells Fargo Mortgage Backed Securities Trust
Ser. 08-1, Class 4A1, 5 3/4s, 2038	2,445,287	2,592,086
FRB Ser. 04-H, Class A1, 2.615s, 2034	1,577,238	1,624,555

		119,945,467

Total mortgage-backed securities (cost $527,168,668)		$580,130,984

CORPORATE BONDS AND NOTES (26.9%)*	Principal amount	Value

Basic materials (2.3%)
Airgas, Inc. sr. unsec. unsub. notes 3 1/4s, 2015	$485,000	$511,394

Allegheny Technologies, Inc. sr. unsec. unsub. notes
9 3/8s, 2019	835,000	1,076,135

Ashland, Inc. 144A company guaranty sr. unsec. unsub. notes
4 3/4s, 2022	571,000	596,695

Axiall Corp. 144A company guaranty sr. unsec. notes
4 7/8s, 2023	285,000	297,825

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)	835,000	935,200

CF Industries, Inc. company guaranty sr. unsec. unsub. notes
7 1/8s, 2020	415,000	518,867

Cytec Industries, Inc. sr. unsec. unsub. notes 3 1/2s, 2023	355,000	363,813

Eagle Spinco, Inc. 144A company guaranty sr. unsec. notes
4 5/8s, 2021	355,000	372,750

Eastman Chemical Co. sr. unsec. notes 4.8s, 2042	1,745,000	1,896,808

Eastman Chemical Co. sr. unsec. notes 3.6s, 2022	1,245,000	1,321,447

Eastman Chemical Co. sr. unsec. unsub. notes 6.3s, 2018	300,000	363,261

Eastman Chemical Co. sr. unsec. unsub. notes 2.4s, 2017	395,000	409,359

FMC Corp. sr. unsec. unsub. notes 5.2s, 2019	625,000	725,321

Georgia-Pacific, LLC sr. unsec. unsub. notes 7 3/4s, 2029	470,000	663,098

Georgia-Pacific, LLC 144A company guaranty sr.
notes 5.4s, 2020	2,120,000	2,533,796

International Paper Co. sr. unsec. notes 8.7s, 2038	510,000	768,138

International Paper Co. sr. unsec. notes 7.95s, 2018	1,400,000	1,804,909

LyondellBasell Industries NV sr. unsec. notes 6s, 2021	1,935,000	2,347,747

Mosaic Co. (The) sr. unsec. notes 3 3/4s, 2021	640,000	686,106

Packaging Corp. of America sr. unsec. unsub. notes 3.9s, 2022	945,000	990,134

PPG Industries, Inc. sr. unsec. unsub. debs. 7.4s, 2019	1,130,000	1,399,723

Rio Tinto Finance USA, Ltd. company guaranty sr. unsec. notes
5.2s, 2040 (Australia)	2,475,000	2,862,135

Rock-Tenn Co. company guaranty sr. unsec. unsub.
notes 4.9s, 2022	761,000	845,847

Rock-Tenn Co. company guaranty sr. unsec. unsub. notes
4.45s, 2019	393,000	430,125

Rohm & Haas Co. sr. unsec. unsub. notes 7.85s, 2029	1,815,000	2,560,555

Temple-Inland, Inc. sr. unsec. unsub. notes 6 5/8s, 2018	1,080,000	1,303,072

Union Carbide Corp. sr. unsec. unsub. bonds 7 3/4s, 2096	135,000	168,746

Westvaco Corp. company guaranty sr. unsec. unsub. notes
7.95s, 2031	1,470,000	1,845,654

Income Fund	25

CORPORATE BONDS AND NOTES (26.9%)* cont.	Principal amount	Value

Basic materials cont.
Xstrata Finance Canada, Ltd. 144A company guaranty sr. unsec.
notes 6s, 2041 (Canada)	$590,000	$636,890

Xstrata Finance Canada, Ltd. 144A company guaranty sr. unsec.
unsub. bonds 5.8s, 2016 (Canada)	610,000	693,432

		31,928,982
Capital goods (0.7%)
B/E Aerospace, Inc. sr. unsec. unsub. notes 5 1/4s, 2022	1,085,000	1,152,813

Delphi Corp. company guaranty sr. unsec. unsub. notes 5s, 2023	1,700,000	1,836,000

Legrand France SA sr. unsec. unsub. debs 8 1/2s, 2025 (France)	1,393,000	1,871,368

Parker Hannifin Corp. sr. unsec. unsub. notes Ser. MTN,
6 1/4s, 2038	435,000	592,971

Republic Services, Inc. company guaranty sr. unsec.
notes 5.7s, 2041	595,000	718,682

Republic Services, Inc. company guaranty sr. unsec.
notes 3.8s, 2018	720,000	792,179

Republic Services, Inc. company guaranty sr. unsec. unsub.
notes 5 1/2s, 2019	660,000	783,196

Staples, Inc. sr. unsec. unsub. notes 2 3/4s, 2018	905,000	930,213

United Technologies Corp. sr. unsec. notes 5.7s, 2040	100,000	129,816

United Technologies Corp. sr. unsec. unsub. notes 4 1/2s, 2042	905,000	1,000,261

United Technologies Corp. sr. unsec. unsub. notes 3.1s, 2022	560,000	595,799

		10,403,298
Communication services (2.7%)
America Movil SAB de CV company guaranty sr. unsec. unsub.
notes 6 1/8s, 2040 (Mexico)	880,000	1,099,852

America Movil SAB de CV company guaranty unsec. unsub.
notes 2 3/8s, 2016 (Mexico)	670,000	695,985

American Tower Corp. sr. unsec. notes 7s, 2017 R	1,210,000	1,439,179

American Tower Corp. sr. unsec. unsub. notes 3 1/2s, 2023	750,000	758,303

AT&T, Inc. sr. unsec. unsub. notes 6.3s, 2038	1,535,000	1,927,737

AT&T, Inc. 144A sr. unsec. unsub. notes 4.35s, 2045	1,695,000	1,654,212

CC Holdings GS V, LLC 144A company guaranty sr. notes
3.849s, 2023	1,415,000	1,459,176

CenturyLink, Inc. sr. unsec. debs. notes Ser. G, 6 7/8s, 2028	2,025,000	2,084,784

Comcast Corp. company guaranty sr. unsec. unsub. notes
6 1/2s, 2035	700,000	935,298

Corning, Inc. sr. unsec. unsub. notes 5 3/4s, 2040	265,000	321,392

Crown Castle Towers, LLC 144A company guaranty sr. notes
4.883s, 2020	1,915,000	2,210,163

France Telecom sr. unsec. unsub. notes 5 3/8s, 2019 (France)	880,000	1,033,491

France Telecom sr. unsec. unsub. notes 4 1/8s, 2021 (France)	886,000	969,169

Frontier Communications Corp. sr. unsec. notes 8 1/2s, 2020	800,000	920,000

NBCUniversal Media, LLC sr. unsec. unsub. notes 6.4s, 2040	845,000	1,134,751

Qwest Corp. sr. unsec. notes 6 3/4s, 2021	1,394,000	1,639,506

Rogers Communications, Inc. company guaranty notes 6.8s,
2018 (Canada)	610,000	768,563

Rogers Communications, Inc. company guaranty sr. unsec.
unsub. notes 4 1/2s, 2043 (Canada)	425,000	448,661

SBA Tower Trust 144A company guaranty sr. notes 5.101s, 2017	2,425,000	2,742,548

SBA Tower Trust 144A notes 2.933s, 2017	280,000	293,878

26	Income Fund

CORPORATE BONDS AND NOTES (26.9%)* cont.	Principal amount	Value

Communication services cont.
SES 144A company guaranty sr. unsec. notes 5.3s,
2043 (France)	$920,000	$995,400

TCI Communications, Inc. company guaranty sr. unsec. unsub.
debs. 7 7/8s, 2026	2,435,000	3,470,547

Telecom Italia Capital SA company guaranty sr. unsec. unsub.
notes 6.175s, 2014 (Italy)	955,000	1,002,937

Telefonica Emisiones SAU company guaranty sr. unsec. notes
5.462s, 2021 (Spain)	1,500,000	1,653,293

Telefonica Emisiones SAU company guaranty sr. unsec. notes
4.57s, 2023 (Spain)	770,000	790,191

Telefonica Emisiones SAU company guaranty sr. unsec. unsub.
notes 6.221s, 2017 (Spain)	345,000	393,605

Time Warner Cable, Inc. company guaranty sr. notes 7.3s, 2038	1,165,000	1,505,695

Time Warner Cable, Inc. company guaranty sr. unsec. notes
6 3/4s, 2018	355,000	440,581

Time Warner Cable, Inc. company guaranty sr. unsec. unsub.
notes 6 3/4s, 2039	350,000	433,286

Time Warner Cable, Inc. company guaranty sr. unsec. unsub.
notes 5 1/2s, 2041	85,000	91,776

Verizon Communications, Inc. sr. unsec. unsub. notes
8 3/4s, 2018	556,000	750,271

Verizon New Jersey, Inc. company guaranty sr. unsec. unsub.
bonds 8s, 2022	640,000	863,786

Verizon Pennsylvania, Inc. company guaranty sr. unsec. bonds
8.35s, 2030	795,000	1,086,990

		38,015,006
Consumer cyclicals (2.5%)
ADT Corp. (The) sr. unsec. unsub. notes 4 7/8s, 2042	930,000	914,706

ADT Corp. (The) sr. unsec. unsub. notes 3 1/2s, 2022	1,300,000	1,306,570

Autonation, Inc. company guaranty sr. unsec. notes
6 3/4s, 2018	645,000	745,781

CBS Corp. company guaranty sr. unsec. debs. notes
7 7/8s, 2030	2,400,000	3,317,078

Choice Hotels International, Inc. company guaranty sr. unsec.
unsub. notes 5.7s, 2020	1,195,000	1,320,475

DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. company
guaranty sr. unsec. notes 6.35s, 2040	269,000	314,272

DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. company
guaranty sr. unsec. unsub. notes 5 7/8s, 2019	1,670,000	2,001,047

Expedia, Inc. company guaranty sr. unsec. unsub. notes
5.95s, 2020	950,000	1,064,390

Ford Motor Co. sr. unsec. unsub. notes 7.4s, 2046	350,000	464,492

Ford Motor Credit Co., LLC sr. unsec. notes 5s, 2018	950,000	1,059,378

Ford Motor Credit Co., LLC sr. unsec. notes 4.207s, 2016	2,760,000	2,947,710

Ford Motor Credit Co., LLC sr. unsec. unsub. notes 5 3/4s, 2021	740,000	855,036

Historic TW, Inc. company guaranty sr. unsec. unsub. bonds
9.15s, 2023	675,000	998,494

Host Hotels & Resorts LP sr. unsec. unsub. notes 6s, 2021 R	266,000	310,389

Host Hotels & Resorts LP sr. unsec. unsub. notes 5 1/4s, 2022 R	124,000	138,260

L Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021	840,000	969,150

L Brands, Inc. sr. notes 5 5/8s, 2022	820,000	887,650

Income Fund	27

CORPORATE BONDS AND NOTES (26.9%)* cont.	Principal amount	Value

Consumer cyclicals cont.
Macy’s Retail Holdings, Inc. company guaranty sr. unsec. notes
6.65s, 2024	$405,000	$514,780

Macy’s Retail Holdings, Inc. company guaranty sr. unsec. notes
5 1/8s, 2042	240,000	259,069

Macy’s Retail Holdings, Inc. company guaranty sr. unsec. notes
3 7/8s, 2022	360,000	387,808

Marriott International, Inc. sr. unsec. unsub notes 3s, 2019	780,000	824,342

News America Holdings, Inc. company guaranty sr. unsec. debs.
7 3/4s, 2024	870,000	1,126,744

News America Holdings, Inc. debs. 7 3/4s, 2045	790,000	1,122,180

News America, Inc. company guaranty sr. unsec. unsub.
notes 6.2s, 2034	675,000	832,299

NVR, Inc. sr. unsec. unsub. notes 3.95s, 2022	740,000	776,323

Owens Corning company guaranty sr. unsec. notes 9s, 2019	114,000	145,635

Time Warner Entertainment Co., LP company guaranty sr.
unsec. bonds 8 3/8s, 2033	118,000	169,186

Time Warner Entertainment Co., LP debs. 8 3/8s, 2023	1,450,000	2,015,484

Time Warner, Inc. company guaranty sr. unsec. bonds 7.7s, 2032	1,850,000	2,632,881

Time Warner, Inc. company guaranty sr. unsec. notes 4.7s, 2021	365,000	420,221

TJX Cos., Inc. sr. unsec. notes 2 1/2s, 2023	1,020,000	1,017,734

Toyota Motor Credit Corp. sr. unsec. unsub. notes 3.3s, 2022	2,075,000	2,223,177

Walt Disney Co. (The) sr. unsec. notes 2 3/4s, 2021	1,305,000	1,375,783

Walt Disney Co. (The) sr. unsec. unsub. notes 4 3/8s, 2041	520,000	572,305

		36,030,829
Consumer staples (2.6%)
Altria Group, Inc. company guaranty sr. unsec. notes 9.7s, 2018	308,000	431,780

Altria Group, Inc. company guaranty sr. unsec. notes
9 1/4s, 2019	586,000	817,600

Altria Group, Inc. company guaranty sr. unsec. unsub. notes
2.85s, 2022	2,595,000	2,579,208

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr.
unsec. unsub. notes 8.2s, 2039	1,313,000	2,168,573

Bacardi, Ltd. 144A unsec. notes 4 1/2s, 2021 (Bermuda)	1,430,000	1,599,910

Campbell Soup Co. sr. unsec. unsub. notes 8 7/8s, 2021	715,000	1,002,612

Corrections Corp. of America company guaranty sr. notes
7 3/4s, 2017 R	466,000	485,805

Corrections Corp. of America 144A sr. unsec. notes
4 1/8s, 2020 R	285,000	294,263

Costco Wholesale Corp. sr. unsec. unsub. notes 1.7s, 2019	1,080,000	1,088,607

CVS Pass-Through Trust 144A company guaranty sr. notes
7.507s, 2032	2,167,801	2,874,624

Darden Restaurants, Inc. sr. unsec. unsub. notes 6.8s, 2037	2,270,000	2,732,846

Delhaize Group company guaranty sr. unsec. notes 5.7s,
2040 (Belgium)	2,250,000	2,361,782

Delhaize Group company guaranty sr. unsec. notes 4 1/8s,
2019 (Belgium)	865,000	940,690

Diageo Investment Corp. company guaranty sr. unsec.
debs. 8s, 2022	675,000	964,119

Diageo Investment Corp. company guaranty sr. unsec. unsub.
notes 4 1/4s, 2042	1,700,000	1,811,416

28	Income Fund

CORPORATE BONDS AND NOTES (26.9%)* cont.	Principal amount	Value

Consumer staples cont.
Kraft Foods Group, Inc. sr. unsec. unsub. notes 6 1/2s, 2040	$3,905,000	$5,238,480

Kraft Foods Group, Inc. sr. unsec. unsub. notes 5s, 2042	420,000	475,951

Kroger Co. (The) company guaranty sr. unsec. unsub.
notes 6.4s, 2017	605,000	722,578

Kroger Co. (The) sr. notes 6.15s, 2020	200,000	245,666

McDonald’s Corp. sr. unsec. Ser. MTN, 6.3s, 2038	680,000	956,878

McDonald’s Corp. sr. unsec. bonds 6.3s, 2037	530,000	739,566

McDonald’s Corp. sr. unsec. notes 5.7s, 2039	775,000	1,025,881

Molson Coors Brewing Co. company guaranty sr. unsec. unsub.
notes 5s, 2042	610,000	674,759

SABMiller Holdings, Inc. 144A company guaranty sr. unsec.
notes 4.95s, 2042	630,000	725,431

Tyson Foods, Inc. company guaranty sr. unsec. unsub.
notes 6.6s, 2016	1,540,000	1,760,597

WPP Finance UK company guaranty sr. unsec. notes 8s, 2014
(United Kingdom)	1,370,000	1,489,763

		36,209,385
Energy (1.9%)
Access Midstream Partners, LP/ACMP Finance Corp. company
guaranty sr. unsec. notes 5 7/8s, 2021	602,000	650,160

Anadarko Finance Co. company guaranty sr. unsec. unsub.
notes Ser. B, 7 1/2s, 2031	2,880,000	3,958,949

BG Energy Capital PLC 144A company guaranty sr. unsec. notes
4s, 2021 (United Kingdom)	200,000	224,097

BP Capital Markets PLC company guaranty sr. unsec. unsub.
notes 4.742s, 2021 (United Kingdom)	1,860,000	2,183,949

BP Capital Markets PLC company guaranty sr. unsec. unsub.
notes 4 1/2s, 2020 (United Kingdom)	620,000	718,623

Cenovus Energy, Inc. sr. unsec. unsub. notes 4.45s,
2042 (Canada)	185,000	187,495

Continental Resources, Inc. 144A company guaranty sr. unsec.
unsub. notes 4 1/2s, 2023	450,000	479,813

DCP Midstream, LLC 144A sr. unsec. notes 5.35s, 2020	775,000	865,058

EOG Resources, Inc. sr. unsec. notes 5 5/8s, 2019	340,000	416,128

Kerr-McGee Corp. company guaranty sr. unsec. unsub. notes
7 7/8s, 2031	885,000	1,190,683

Lukoil International Finance B.V. 144A company guaranty sr.
unsec. notes 4.563s, 2023 (Russia)	1,040,000	1,053,039

Marathon Petroleum Corp. sr. unsec. unsub. notes 6 1/2s, 2041	525,000	679,033

Motiva Enterprises, LLC 144A sr. unsec. notes 6.85s, 2040	895,000	1,245,901

Noble Holding International, Ltd. company guaranty sr. unsec.
notes 6.05s, 2041	1,095,000	1,248,313

Petrohawk Energy Corp. company guaranty sr. unsec. notes
7 1/4s, 2018	2,910,000	3,220,643

Pride International, Inc. sr. unsec. notes 7 7/8s, 2040	2,160,000	3,229,505

Ras Laffan Liquefied Natural Gas Co., Ltd. 144A company
guaranty sr. notes 5 1/2s, 2014 (Qatar)	1,015,000	1,075,900

Spectra Energy Capital, LLC company guaranty sr. unsec. notes
5.65s, 2020	240,000	285,926

Spectra Energy Capital, LLC company guaranty sr. unsec. unsub.
notes 6.2s, 2018	135,000	163,380

Income Fund	29

CORPORATE BONDS AND NOTES (26.9%)* cont.	Principal amount	Value

Energy cont.
Spectra Energy Capital, LLC sr. notes 8s, 2019	$650,000	$859,968

Statoil ASA company guaranty sr. unsec. notes 5.1s,
2040 (Norway)	1,900,000	2,309,106

Weatherford Bermuda company guaranty sr. unsec. notes
9 5/8s, 2019	584,000	772,207

Weatherford International, Inc. company guaranty sr. unsec.
unsub. notes 6.8s, 2037	205,000	239,369

Weatherford International, Inc. company guaranty sr. unsec.
unsub. notes 6.35s, 2017	240,000	276,148

Weatherford International, Ltd. company guaranty notes
6 1/2s, 2036	82,000	93,121

		27,626,514
Financials (9.3%)
ABN Amro Bank NV 144A sr. unsec. notes 4 1/4s,
2017 (Netherlands)	4,460,000	4,900,157

Aflac, Inc. sr. unsec. notes 6.9s, 2039	1,395,000	1,897,358

Aflac, Inc. sr. unsec. notes 6.45s, 2040	990,000	1,300,571

American Express Co. sr. unsec. notes 7s, 2018	1,035,000	1,297,992

American Express Co. sr. unsec. notes 2.65s, 2022	1,667,000	1,670,491

American International Group, Inc. jr. sub. FRB bonds
8.175s, 2068	1,414,000	1,912,435

Aon PLC 144A company guaranty sr. unsec. bonds 4 1/4s, 2042	3,255,000	3,270,259

Associates Corp. of North America sr. unsec. notes 6.95s, 2018	1,764,000	2,174,033

Assurant, Inc. sr. unsec. notes 6 3/4s, 2034	1,485,000	1,692,644

AXA SA 144A jr. unsec. sub. FRN notes 6.463s, perpetual
maturity (France)	1,630,000	1,642,225

Banco del Estado de Chile 144A sr. unsec. notes 2s, 2017 (Chile)	1,000,000	1,006,822

Banco do Brasil SA 144A unsec. sub. notes 5 7/8s, 2022 (Brazil)	1,965,000	2,149,117

Bank of America Corp. sub. notes 7 3/4s, 2015	1,465,000	1,651,648

Bank of America NA sub. notes Ser. BKNT, 5.3s, 2017	905,000	1,017,799

Barclays Bank PLC 144A sub. notes 10.179s, 2021
(United Kingdom)	2,881,000	3,941,496

Barclays Bank PLC 144A unsec. sub. notes 6.05s, 2017
(United Kingdom)	2,815,000	3,186,932

Bear Stearns Cos., Inc. (The) sr. notes 6.4s, 2017	1,020,000	1,221,922

Bear Stearns Cos., Inc. (The) sr. unsec. notes 7 1/4s, 2018	1,685,000	2,098,315

Capital One Bank USA NA unsec. sub. notes 3 3/8s, 2023	1,260,000	1,282,078

Citigroup, Inc. sr. unsec. notes 6 1/8s, 2018	80,000	96,287

Citigroup, Inc. sr. unsec. sub. FRN notes 0.551s, 2016	1,961,000	1,902,315

CNA Financial Corp. sr. unsec. unsub. notes 5 3/4s, 2021	580,000	693,601

Commonwealth Bank of Australia 144A sr. unsec. notes 5s,
2019 (Australia)	510,000	601,611

Commonwealth Bank of Australia 144A sr. unsec. notes 3 3/4s,
2014 (Australia)	100,000	104,527

DDR Corp. sr. unsec. unsub. notes 7 7/8s, 2020 R	910,000	1,180,689

Duke Realty LP sr. unsec. notes 6 1/2s, 2018 R	390,000	464,130

Duke Realty LP sr. unsec. notes 6 1/4s, 2013 R	64,000	64,126

Erac USA Finance, Co. 144A sr. notes 4 1/2s, 2021	2,235,000	2,492,278

GATX Financial Corp. notes 5.8s, 2016	455,000	508,638

30	Income Fund

CORPORATE BONDS AND NOTES (26.9%)* cont.	Principal amount	Value

Financials cont.
General Electric Capital Corp. sr. unsec. FRN notes Ser. MTN,
0.492s, 2016	$895,000	$886,875

General Electric Capital Corp. sr. unsec. unsub. notes
3.15s, 2022	2,038,000	2,071,861

Genworth Financial, Inc. sr. unsec. unsub. notes 7 5/8s, 2021	1,075,000	1,348,225

Goldman Sachs Group, Inc. (The) sr. notes 7 1/2s, 2019	940,000	1,182,759

Goldman Sachs Group, Inc. (The) sr. unsec. notes 6.15s, 2018	595,000	702,975

Goldman Sachs Group, Inc. (The) sub. notes 6 3/4s, 2037	950,000	1,085,785

Hartford Financial Services Group, Inc. (The) sr. unsec. unsub.
notes 6 5/8s, 2040	3,548,000	4,715,973

HBOS PLC 144A sr. unsec. sub. notes 6 3/4s, 2018
(United Kingdom)	1,175,000	1,311,279

HBOS PLC 144A unsec. sub. bonds 6s, 2033 (United Kingdom)	2,520,000	2,489,231

Health Care REIT, Inc. sr. unsec. unsub. notes 3 3/4s, 2023 R	825,000	859,094

Highwood Realty LP sr. unsec. bonds 5.85s, 2017 R	835,000	941,468

HSBC Bank USA, N.A. unsec. sub. notes 7s, 2039	2,000,000	2,725,796

HSBC USA Capital Trust I 144A jr. bank guaranty unsec. notes
7.808s, 2026	955,000	974,100

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company
guaranty sr. unsec. notes 7 3/4s, 2016	670,000	697,638

ING Bank NV 144A unsec. notes 3 3/4s, 2017 (Netherlands)	715,000	768,925

International Lease Finance Corp. sr. unsec. notes 6 1/4s, 2019	895,000	1,002,400

International Lease Finance Corp. sr. unsec. unsub. notes
4 7/8s, 2015	1,149,000	1,206,450

JPMorgan Chase Bank NA sub. notes Ser. BKNT, 6s, 2017	404,000	477,934

JPMorgan Chase Bank NA sub. notes Ser. BKNT, 6s, 2017	1,311,000	1,537,205

Kerry Group Financial Services 144A company guaranty sr.
unsec. notes 3.2s, 2023 (Ireland)	1,300,000	1,300,530

Liberty Mutual Group, Inc. 144A notes 6 1/2s, 2035	1,715,000	1,978,961

Lloyds TSB Bank PLC company guaranty sr. unsec. sub. notes
Ser. MTN, 6 1/2s, 2020 (United Kingdom)	4,335,000	4,953,279

Loews Corp. notes 5 1/4s, 2016	385,000	429,984

Macquarie Bank Ltd. 144A unsec. sub. notes 6 5/8s,
2021 (Australia)	2,880,000	3,287,923

Massachusetts Mutual Life Insurance Co. 144A notes
8 7/8s, 2039	2,305,000	3,741,713

Metropolitan Life Global Funding I 144A notes 3s, 2023	715,000	728,565

Metropolitan Life Insurance Co. 144A unsec. sub.
notes 7.8s, 2025	3,000,000	4,194,018

Morgan Stanley sr. unsec. notes Ser. MTN, 5 3/4s, 2016	970,000	1,095,879

MPT Operating Partnership LP/MPT Finance Corp. company
guaranty sr. unsec. notes 6 7/8s, 2021 R	1,090,000	1,188,100

Nationwide Financial Services, Inc. notes 5 5/8s, 2015	500,000	532,745

Nationwide Mutual Insurance Co. 144A notes 9 3/8s, 2039	85,000	128,837

Nordea Bank AB 144A sub. notes 4 7/8s, 2021 (Sweden)	5,160,000	5,686,268

OneAmerica Financial Partners, Inc. 144A bonds 7s, 2033	1,010,000	1,060,531

Pacific LifeCorp 144A sr. notes 6s, 2020	1,575,000	1,833,588

Primerica, Inc. sr. unsec. unsub. notes 4 3/4s, 2022	357,000	401,839

Prudential Financial, Inc. sr. unsec. notes 6 5/8s, 2040	1,135,000	1,508,048

Prudential Holdings, LLC sr. FRN notes Ser. AGM, 1.155s, 2017	160,000	158,277

Income Fund	31

CORPORATE BONDS AND NOTES (26.9%)* cont.	Principal amount	Value

Financials cont.
Rabobank Nederland 144A jr. unsec. sub. FRN notes 11s,
perpetual maturity (Netherlands)	$1,255,000	$1,684,838

Rayonier, Inc. company guaranty sr. unsec. unsub. notes
3 3/4s, 2022 R	570,000	584,104

Royal Bank of Scotland PLC (The) sr. sub. FRN notes 9 1/2s,
2022 (United Kingdom)	2,640,000	3,127,872

Royal Bank of Scotland PLC (The) sr. unsec. unsub. notes 6.4s,
2019 (United Kingdom)	360,000	433,617

Santander Issuances S.A. Unipersonal 144A bank guaranty
unsec. sub. notes 5.911s, 2016 (Spain)	2,600,000	2,729,779

SL Green Realty Corp./SL Green Operating Partnership/
Reckson Operating Partnership sr. unsec. notes 5s, 2018 R	1,185,000	1,301,004

Standard Chartered PLC 144A unsec. sub. notes 3.95s, 2023
(United Kingdom)	2,835,000	2,896,378

Tanger Properties, LP sr. unsec. notes 6 1/8s, 2020 R	645,000	794,614

TD Ameritrade Holding Corp. company guaranty sr. unsec.
unsub. notes 5.6s, 2019	985,000	1,182,486

Teachers Insurance & Annuity Association of America 144A
notes 6.85s, 2039	889,000	1,229,952

Vornado Realty LP sr. unsec. unsub. notes 4 1/4s, 2015 R	1,180,000	1,242,291

Wachovia Bank NA sr. unsec. sub. notes 6.6s, 2038	250,000	339,672

WEA Finance, LLC 144A company guaranty sr. notes
7 1/8s, 2018	1,070,000	1,330,173

WEA Finance, LLC/WT Finance Aust. Pty. Ltd. 144A company
guaranty sr. unsec. notes 6 3/4s, 2019	810,000	1,006,184

Wells Fargo Bank NA unsec. sub. FRN notes 0 1/2s, 2016	1,180,000	1,165,957

Willis Group Holdings, Ltd. company guaranty sr. unsec. unsub.
notes 5 3/4s, 2021	750,000	854,896

Willis Group North America, Inc. company guaranty
notes 6.2s, 2017	510,000	583,456

		131,104,827
Health care (0.6%)
Aetna, Inc. sr. unsec. unsub. notes 6 3/4s, 2037	1,660,000	2,260,726

CIGNA Corp. sr. unsec. unsub. notes 5 3/8s, 2042	660,000	777,594

Fresenius Medical Care US Finance II, Inc. 144A company
guaranty sr. unsec. notes 5 5/8s, 2019	356,000	397,830

Fresenius Medical Care US Finance, Inc. 144A company
guaranty sr. notes 5 3/4s, 2021	839,000	954,363

Quest Diagnostics, Inc. company guaranty sr. unsec. notes
6.95s, 2037	1,045,000	1,296,178

Quest Diagnostics, Inc. company guaranty sr. unsec. notes
4 3/4s, 2020	244,000	268,701

UnitedHealth Group, Inc. sr. unsec. unsub. notes 4 5/8s, 2041	975,000	1,048,280

Watson Pharmaceuticals, Inc. sr. unsec. notes 4 5/8s, 2042	345,000	340,241

Watson Pharmaceuticals, Inc. sr. unsec. notes 3 1/4s, 2022	275,000	273,777

Watson Pharmaceuticals, Inc. sr. unsec. notes 1 7/8s, 2017	65,000	64,842

WellPoint, Inc. notes 7s, 2019	225,000	282,746

Zoetis Inc. 144A sr. unsec. notes 3 1/4s, 2023	386,000	397,546

Zoetis Inc. 144A sr. unsec. notes 1 7/8s, 2018	386,000	391,312

		8,754,136

32	Income Fund

CORPORATE BONDS AND NOTES (26.9%)* cont.	Principal amount	Value

Technology (0.3%)
Apple, Inc. sr. unsec. unsub. notes 3.85s, 2043	$1,835,000	$1,824,320

Brocade Communications Systems, Inc. company guaranty sr.
notes 6 7/8s, 2020	580,000	638,000

Softbank Corp. 144A sr. unsec. notes 4 1/2s, 2020 (Japan)	820,000	847,134

Xerox Corp. sr. unsec. notes 6.35s, 2018	1,205,000	1,424,499

		4,733,953
Transportation (0.5%)
Burlington Northern Santa Fe Corp. sr. unsec. notes
5 3/4s, 2018	365,000	438,904

Burlington Northern Santa Fe, LLC sr. unsec. notes 5.4s, 2041	1,520,000	1,798,838

Continental Airlines, Inc. pass-through certificates
Ser. 97-4A, 6.9s, 2018	805,242	877,714

Continental Airlines, Inc. pass-through certificates Ser. 98-1A,
6.648s, 2017	326,400	353,328

CSX Corp. sr. unsec. unsub. notes 4 3/4s, 2042	330,000	356,694

Kansas City Southern de Mexico SA de CV 144A sr. unsec. notes
2.35s, 2020 (Mexico)	154,000	154,215

Kansas City Southern Railway 144A sr. unsec. notes 4.3s, 2043	286,000	286,660

Norfolk Southern Corp. sr. unsec. notes 6s, 2111	1,115,000	1,434,497

Ryder System, Inc. sr. unsec. unsub. notes 2 1/2s, 2018	410,000	421,816

Southwest Airlines Co. pass-through certificates Ser. 07-1,
6.15s, 2022	199,484	235,889

Union Pacific Corp. 144A pass-through certificates 5.214s, 2014	390,000	410,222

United AirLines, Inc. pass-through certificates Ser. 07-A,
6.636s, 2022	446,956	489,417

		7,258,194
Utilities and power (3.5%)
Appalachian Power Co. sr. notes Ser. L, 5.8s, 2035	580,000	699,421

Arizona Public Services Co. sr. unsec. notes 4 1/2s, 2042	390,000	430,210

Beaver Valley Funding Corp. sr. bonds 9s, 2017	337,000	341,325

Boardwalk Pipelines LP company guaranty sr. unsec. notes
5 7/8s, 2016	980,000	1,110,570

Bruce Mansfield Unit pass-through certificates 6.85s, 2034	1,836,121	2,041,399

CMS Energy Corp. sr. unsec. notes 8 3/4s, 2019	2,280,000	3,086,899

Commonwealth Edison Co. 1st mtge. sec. bonds 5 7/8s, 2033	480,000	618,835

Consolidated Edison Co. of New York sr. unsec. unsub.
notes 4.2s, 2042	710,000	759,238

Dominion Resources, Inc. sr. unsec. unsub. notes
Ser. 07-A, 6s, 2017	2,460,000	2,956,362

Duke Energy Carolinas, LLC sr. mtge. notes 4 1/4s, 2041	725,000	772,145

EDP Finance BV 144A sr. unsec. unsub. notes 6s,
2018 (Netherlands)	1,940,000	2,071,920

El Paso Natural Gas Co. sr. unsec. unsub. bonds 8 3/8s, 2032	830,000	1,211,625

El Paso Pipeline Partners Operating Co., LP company guaranty
sr. unsec. notes 6 1/2s, 2020	750,000	922,500

Electricite de France SA 144A sr. unsec. notes 6.95s,
2039 (France)	970,000	1,279,309

Electricite de France SA 144A unsec. sub. FRN notes 5 1/4s,
perpetual maturity (France)	2,895,000	2,898,619

Enel Finance International SA 144A company guaranty sr. unsec.
notes 5 1/8s, 2019 (Netherlands)	695,000	756,077

Income Fund	33

CORPORATE BONDS AND NOTES (26.9%)* cont.	Principal amount	Value

Utilities and power cont.
Energy Transfer Partners LP sr. unsec. unsub. notes 6 1/2s, 2042	$2,265,000	$2,723,985

Energy Transfer Partners LP sr. unsec. unsub. notes 5.2s, 2022	780,000	892,046

Enterprise Products Operating, LLC company guaranty sr.
unsec. unsub. notes 4.85s, 2042	1,220,000	1,302,402

Iberdrola International BV company guaranty sr. unsec. unsub.
notes 6 3/4s, 2036 (Spain)	510,000	557,379

ITC Holdings Corp. 144A notes 5 7/8s, 2016	890,000	1,004,381

ITC Holdings Corp. 144A sr. unsec. notes 6.05s, 2018	330,000	385,633

Kansas Gas and Electric Co. bonds 5.647s, 2021	509,901	572,799

Kinder Morgan Energy Partners LP sr. unsec. notes 6.85s, 2020	1,425,000	1,812,036

Korea Gas Corp. 144A sr. unsec. unsub. notes 6 1/4s, 2042
(South Korea)	1,285,000	1,669,834

MidAmerican Energy Holdings Co. bonds 6 1/8s, 2036	1,000,000	1,289,807

MidAmerican Energy Holdings Co. sr. unsec. bonds 6 1/2s, 2037	410,000	552,796

MidAmerican Funding, LLC sr. bonds 6.927s, 2029	360,000	480,031

Narragansett Electric Co./The 144A sr. unsec. notes 4.17s, 2042	1,345,000	1,372,177

Pacific Gas & Electric Co. sr. unsec. notes 6.35s, 2038	295,000	399,245

Pacific Gas & Electric Co. sr. unsub. notes 5.8s, 2037	785,000	993,404

PacifiCorp Sinking Fund 1st mtge. 6 1/4s, 2037	460,000	627,397

Potomac Edison Co. 144A sr. bonds 5.8s, 2016	885,000	1,002,637

PPL WEM Holdings PLC 144A sr. unsec. notes 5 3/8s, 2021
(United Kingdom)	3,220,000	3,721,624

Teco Finance, Inc. company guaranty sr. unsec. unsub. notes
6.572s, 2017	340,000	409,292

Texas-New Mexico Power Co. 144A 1st mtge. bonds Ser. A,
9 1/2s, 2019	2,840,000	3,874,950

West Penn Power Co. 144A 1st mtge. 5.95s, 2017	830,000	985,459

Westar Energy, Inc. sr. mtge. notes 4 1/8s, 2042	530,000	564,612

		49,150,380

Total corporate bonds and notes (cost $337,844,693)		$381,215,504

MUNICIPAL BONDS AND NOTES (0.3%)*	Principal amount	Value

CA State G.O. Bonds (Build America Bonds), 7 1/2s, 4/1/34	$770,000	$1,108,939

IL State G.O. Bonds
4.421s, 1/1/15	410,000	430,676
4.071s, 1/1/14	1,220,000	1,245,998

North TX, Thruway Auth. Rev. Bonds (Build America Bonds),
6.718s, 1/1/49	675,000	956,745

OH State U. Rev. Bonds (Build America Bonds), 4.91s, 6/1/40	845,000	1,010,781

Total municipal bonds and notes (cost $3,925,227)		$4,753,139

FOREIGN GOVERNMENT AND AGENCY
BONDS AND NOTES (0.1%)*	Principal amount	Value

Korea Development Bank sr. unsec. unsub. notes 4s, 2016
(South Korea)	$800,000	$862,916

Total foreign government and agency bonds and notes (cost $797,516)		$862,916

34	Income Fund

SENIOR LOANS (—%)*[c]	Principal amount		Value

Caesars Entertainment Operating Co., Inc. bank term loan FRN
Ser. B6, 5.454s, 2018		$160,015	$145,047

SunGard Data Systems, Inc. bank term loan FRN 1.953s, 2014		3,987	3,994

Total senior loans (cost $155,499)			$149,041

PURCHASED OPTIONS	Expiration	Contract
OUTSTANDING (—%)*	date/strike	amount	Value

Federal National Mortgage Association 30 yr 3s (Put)	May-13/$103.72	4,000,000	$544

Total purchased options outstanding (cost $11,953)			$544

SHORT-TERM INVESTMENTS (18.3%)*	Principal amount/shares		Value

Putnam Short Term Investment Fund 0.04% L		184,927,707	$184,927,707

SSgA Prime Money Market Fund 0.04% P		2,218,000	2,218,000

Straight-A Funding, LLC commercial paper with an effective
yield of 0.16%, June 12, 2013		$8,000,000	7,998,507

U.S. Treasury Bills with effective yields ranging from 0.15%
to 0.17%, July 25, 2013 # ∆		64,666,000	64,658,369

Total short-term investments (cost $259,784,824)			$259,802,583

TOTAL INVESTMENTS

Total investments (cost $1,802,928,980)			$1,906,673,295

Key to holding’s abbreviations

BKNT	Bank Note
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
G.O. Bonds	General Obligation Bonds
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
MTN	Medium Term Notes
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from November 1, 2012 through April 30, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures and references to “OTC”, if any, represent over-the-counter.

* Percentages indicated are based on net assets of $1,417,620,669.

† Non-income-producing security.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.

∆ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.

## Forward commitment, in part or in entirety (Note 1).

Income Fund	35

c Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 7).

F Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities’ valuation inputs.

L Affiliated company (Note 6). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

P Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period (Note 1).

R Real Estate Investment Trust.

At the close of the reporting period, the fund maintained liquid assets totaling $602,162,920 to cover certain derivatives contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA’s.

The dates shown on debt obligations are the original maturity dates.

FUTURES CONTRACTS OUTSTANDING at 4/30/13 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro-Dollar 90 day (Long)	1,786	$445,272,125	Jun-13	$108,252

U.S. Treasury Bond 30 yr (Long)	722	107,126,750	Jun-13	3,072,909

U.S. Treasury Note 5 yr (Long)	1,452	180,978,188	Jun-13	1,027,959

U.S. Treasury Note 10 yr (Short)	42	5,601,094	Jun-13	(21,080)

Total				$4,188,040

WRITTEN OPTIONS OUTSTANDING at 4/30/13 (premiums $22,157) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

U.S. Treasury Note 10 yr futures, 6s (Call)	May-13/$134.00	57	$13,359

Total			$13,359

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 4/30/13 (Unaudited)

Counterparty			Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	appreciation/
Floating rate index/Maturity date	date/strike	amount	(depreciation)

Barclays Bank PLC
1.90/3 month USD-LIBOR-BBA/
Jun-23 (Purchased)	Jun-13/1.90	$44,941,000	$179,764

(1.1875)/3 month USD-LIBOR-BBA/
Jul-18 (Purchased)	Jul-13/1.1875	58,280,000	(5,012)

(2.40)/3 month USD-LIBOR-BBA/
Jun-23 (Purchased)	Jun-13/2.40	44,941,000	(470,532)

2.40/3 month USD-LIBOR-BBA/Jun-23 (Written)	Jun-13/2.40	35,259,000	271,142

36	Income Fund

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 4/30/13 (Unaudited) cont.

Counterparty			Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	appreciation/
Floating rate index/Maturity date	date/strike	amount	(depreciation)

Barclays Bank PLC cont.
1.961/3 month USD-LIBOR-BBA/
May-23 (Written)	May-13/1.961	$3,080,000	$10,010

2.1875/3 month USD-LIBOR-BBA/
Jul-23 (Written)	Jul-13/2.1875	15,007,000	3,902

0.7675/3 month USD-LIBOR-BBA/
Jul-16 (Written)	Jul-13/0.7675	48,081,000	(48)

Citibank, N.A.
2.40/3 month USD-LIBOR-BBA/Jun-23 (Written)	Jun-13/2.40	35,259,000	269,731

2.40/3 month USD-LIBOR-BBA/Jun-23 (Written)	Jun-13/2.40	1,694,256	12,419

Credit Suisse International
1.90/3 month USD-LIBOR-BBA/
Jun-23 (Purchased)	Jun-13/1.90	53,034,000	195,165

(1.2125)/3 month USD-LIBOR-BBA/
Jul-18 (Purchased)	Jul-13/1.2125	174,840,000	(68,537)

(1.39)/3 month USD-LIBOR-BBA/
May-18 (Purchased)	May-13/1.39	112,628,000	(234,266)

(2.40)/3 month USD-LIBOR-BBA/
Jun-23 (Purchased)	Jun-13/2.40	53,034,000	(526,628)

2.40/3 month USD-LIBOR-BBA/Jun-23 (Written)	Jun-13/2.40	35,259,000	268,321

2.386/3 month USD-LIBOR-BBA/
May-23 (Written)	May-13/2.386	29,002,000	185,613

0.876/3 month USD-LIBOR-BBA/
May-16 (Written)	May-13/0.876	92,918,000	48,317

2.22/3 month USD-LIBOR-BBA/Jul-23 (Written)	Jul-13/2.22	45,021,000	45,921

0.785/3 month USD-LIBOR-BBA/
Jul-16 (Written)	Jul-13/0.785	144,243,000	11,972

Deutsche Bank AG
1.90/3 month USD-LIBOR-BBA/
Jun-23 (Purchased)	Jun-13/1.90	53,034,000	199,408

(1.2075)/3 month USD-LIBOR-BBA/
Jul-18 (Purchased)	Jul-13/1.2075	58,280,000	(17,484)

(1.4075)/3 month USD-LIBOR-BBA/
May-18 (Purchased)	May-13/1.4075	56,314,000	(122,201)

(1.37)/3 month USD-LIBOR-BBA/
May-18 (Purchased)	May-13/1.37	112,628,000	(225,256)

(1.38)/3 month USD-LIBOR-BBA/
May-18 (Purchased)	May-13/1.38	112,628,000	(230,887)

(2.40)/3 month USD-LIBOR-BBA/
Jun-23 (Purchased)	Jun-13/2.40	53,034,000	(517,612)

2.40/3 month USD-LIBOR-BBA/Jun-23 (Written)	Jun-13/2.40	35,259,000	275,020

2.395/3 month USD-LIBOR-BBA/
May-23 (Written)	May-13/2.395	29,002,000	182,133

2.38/3 month USD-LIBOR-BBA/
May-23 (Written)	May-13/2.38	29,002,000	178,942

2.425/3 month USD-LIBOR-BBA/
May-23 (Written)	May-13/2.425	14,501,000	95,707

Income Fund	37

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 4/30/13 (Unaudited) cont.

Counterparty			Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	appreciation/
Floating rate index/Maturity date	date/strike	amount	(depreciation)

Deutsche Bank AG cont.
0.87/3 month USD-LIBOR-BBA/
May-16 (Written)	May-13/0.87	$92,918,000	$48,317

0.865/3 month USD-LIBOR-BBA/
May-16 (Written)	May-13/0.865	92,918,000	46,459

0.8975/3 month USD-LIBOR-BBA/
May-16 (Written)	May-13/0.8975	46,459,000	26,482

2.225/3 month USD-LIBOR-BBA/
Jul-23 (Written)	Jul-13/2.225	15,007,000	17,108

0.785/3 month USD-LIBOR-BBA/
Jul-16 (Written)	Jul-13/0.785	48,081,000	(2,404)

Goldman Sachs International
(1.195)/3 month USD-LIBOR-BBA/
Jul-18 (Purchased)	Jul-13/1.195	58,280,000	(13,404)

(1.37625)/3 month USD-LIBOR-BBA/
May-18 (Purchased)	May-13/1.37625	56,314,000	(111,502)

(1.42125)/3 month USD-LIBOR-BBA/
May-18 (Purchased)	May-13/1.42125	56,314,000	(114,317)

2.44/3 month USD-LIBOR-BBA/
May-23 (Written)	May-13/2.44	14,501,000	91,356

2.386/3 month USD-LIBOR-BBA/
May-23 (Written)	May-13/2.386	14,501,000	88,456

0.90/3 month USD-LIBOR-BBA/
May-16 (Written)	May-13/0.90	46,459,000	23,230

0.876/3 month USD-LIBOR-BBA/
May-16 (Written)	May-13/0.876	46,459,000	23,230

2.215/3 month USD-LIBOR-BBA/
Jul-23 (Written)	Jul-13/2.215	15,007,000	10,205

0.7775/3 month USD-LIBOR-BBA/
Jul-16 (Written)	Jul-13/0.7775	48,081,000	962

JPMorgan Chase Bank N.A.
(1.1875)/3 month USD-LIBOR-BBA/
Jul-18 (Purchased)	Jul-13/1.1875	58,280,000	26

(1.1875)/3 month USD-LIBOR-BBA/
Jul-18 (Purchased)	Jul-13/1.1875	58,280,000	(8,742)

0.7675/3 month USD-LIBOR-BBA/
Jul-16 (Written)	Jul-13/0.7675	48,081,000	5,343

2.1875/3 month USD-LIBOR-BBA/
Jul-23 (Written)	Jul-13/2.1875	15,007,000	3,902

0.7675/3 month USD-LIBOR-BBA/
Jul-16 (Written)	Jul-13/0.7675	48,081,000	962

2.1875/3 month USD-LIBOR-BBA/
Jul-23 (Written)	Jul-13/2.1875	15,007,000	(1,733)

Total			$148,960

38	Income Fund

TBA SALE COMMITMENTS OUTSTANDING at 4/30/13 (proceeds receivable $194,934,844) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 3s, May 1, 2043	$118,000,000	5/13/13	$123,429,841

Government National Mortgage Association, 3s,
May 1, 2043	68,000,000	5/21/13	72,234,061

Total			$195,663,902

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/13 (Unaudited)

	Upfront		Payments	Payments	Unrealized
Swap counterparty/	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America N.A.
$37,426,300 E	$428,157	6/19/23	3 month USD-	2.00%	$817,016
			LIBOR-BBA

118,094,000 E	(1,040,095)	6/19/23	2.00%	3 month USD-	(2,267,092)
				LIBOR-BBA

Barclays Bank PLC
15,845,000 E	12,751	6/19/15	3 month USD-	0.40%	24,634
			LIBOR-BBA

18,698,000 E	(55,504)	6/19/18	1.00%	3 month USD-	(163,206)
				LIBOR-BBA

41,454,000 E	(83,473)	6/19/23	3 month USD-	2.00%	347,236
			LIBOR-BBA

6,394,000 E	(90,405)	6/19/43	3.00%	3 month USD-	(325,128)
				LIBOR-BBA

125,111,000 E	(132,529)	6/19/15	0.40%	3 month USD-	(226,361)
				LIBOR-BBA

171,113,000 E	(2,366,941)	6/19/23	2.00%	3 month USD-	(4,144,804)
				LIBOR-BBA

Citibank, N.A.
45,402,000 E	(43,900)	6/19/15	0.40%	3 month USD-	(77,952)
				LIBOR-BBA

12,595,000 E	118,738	6/19/23	3 month USD-	2.00%	249,600
			LIBOR-BBA

14,103,000 E	(294,094)	6/19/23	2.00%	3 month USD-	(440,624)
				LIBOR-BBA

1,192,000 E	9,298	6/19/43	3 month USD-	3.00%	53,057
			LIBOR-BBA

4,524,000 E	(12,051)	6/19/18	1.00%	3 month USD-	(38,110)
				LIBOR-BBA

Credit Suisse International
19,734,000	—	1/9/16	3 month USD-	0.515%	82,123
			LIBOR-BBA

9,927,000	—	1/11/16	3 month USD-	0.50%	36,663
			LIBOR-BBA

11,996,000	—	1/11/18	0.88%	3 month USD-	(92,302)
				LIBOR-BBA

3,137,000	—	1/11/23	3 month USD-	1.88%	40,404
			LIBOR-BBA

Income Fund	39

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/13 (Unaudited) cont.

	Upfront		Payments	Payments	Unrealized
Swap counterparty/	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Credit Suisse International cont.
$16,353,000	$—	1/7/16	3 month USD-	0.54%	$80,961
			LIBOR-BBA

6,238,000	—	1/9/23	3 month USD-	1.93%	111,122
			LIBOR-BBA

23,993,000	—	1/9/18	0.9125%	3 month USD-	(225,250)
				LIBOR-BBA

5,125,000	—	1/7/23	3 month USD-	1.94%	96,628
			LIBOR-BBA

19,721,000	—	1/7/18	0.93%	3 month USD-	(203,439)
				LIBOR-BBA

11,948,000	—	3/04/18	0.9275%	3 month USD-	(84,663)
				LIBOR-BBA

4,125,000 E	(13,200)	6/19/43	3.00%	3 month USD-	(164,629)
				LIBOR-BBA

75,001,000 E	(859,850)	6/19/23	2.00%	3 month USD-	(1,639,110)
				LIBOR-BBA

3,107,000	—	3/08/23	3 month USD-	2.01875%	64,572
			LIBOR-BBA

3,107,000	—	3/11/23	3 month USD-	2.065%	77,211
			LIBOR-BBA

11,948,000	—	3/11/18	0.9875%	3 month USD-	(116,660)
				LIBOR-BBA

34,738,000	—	3/20/18	0.968125%	3 month USD-	(292,696)
				LIBOR-BBA

9,893,000	—	3/04/16	3 month USD-	0.5025%	23,477
			LIBOR-BBA

3,131,000	—	3/04/23	3 month USD-	1.975%	52,772
			LIBOR-BBA

297,714,000 E	(254,348)	6/19/15	0.40%	3 month USD-	(477,631)
				LIBOR-BBA

119,767,000 E	(392,647)	6/19/18	1.00%	3 month USD-	(1,082,505)
				LIBOR-BBA

14,816,000	—	3/06/16	3 month USD-	0.495%	31,349
			LIBOR-BBA

4,660,000	—	3/06/23	3 month USD-	1.9575%	70,414
			LIBOR-BBA

17,923,000	—	3/06/18	0.915%	3 month USD-	(114,842)
				LIBOR-BBA

3,313,000 E	37,834	6/19/43	3 month USD-	3.00%	159,454
			LIBOR-BBA

123,311,000 E	725,425	6/19/23	3 month USD-	2.00%	2,006,625
			LIBOR-BBA

27,201,000 E	21,919	6/19/15	3 month USD-	0.40%	42,321
			LIBOR-BBA

9,798,000	—	3/08/16	3 month USD-	0.5175%	27,263
			LIBOR-BBA

40	Income Fund

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/13 (Unaudited) cont.

	Upfront		Payments	Payments	Unrealized
Swap counterparty/	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Credit Suisse International cont.
$11,949,000	$—	3/08/18	0.955%	3 month USD-	$(99,375)
				LIBOR-BBA

9,798,000	—	3/11/16	3 month USD-	0.535%	31,996
			LIBOR-BBA

9,141,000	—	3/20/23	3 month USD-	2.045%	203,591
			LIBOR-BBA

28,766,000	—	3/20/16	3 month USD-	0.521465%	78,160
			LIBOR-BBA

Deutsche Bank AG
12,448,000 E	100,442	6/19/23	3 month USD-	2.00%	229,776
			LIBOR-BBA

5,106,000 E	(11,581)	6/19/43	3.00%	3 month USD-	(199,023)
				LIBOR-BBA

42,932,000 E	49,238	6/19/15	3 month USD-	0.40%	81,437
			LIBOR-BBA

13,558,000 E	(34,695)	6/19/18	1.00%	3 month USD-	(112,790)
				LIBOR-BBA

14,742,000 E	(269,624)	6/19/23	2.00%	3 month USD-	(422,793)
				LIBOR-BBA

Goldman Sachs International
19,978,000 E	382,037	6/19/23	3 month USD-	2.00%	589,608
			LIBOR-BBA

97,977,000 E	(37,231)	6/19/15	3 month USD-	0.40%	36,251
			LIBOR-BBA

47,195,000 E	(61,121)	6/19/15	0.40%	3 month USD-	(96,518)
				LIBOR-BBA

43,729,000 E	182,787	6/19/18	1.00%	3 month USD-	(69,092)
				LIBOR-BBA

151,833,200 E	(2,066,268)	6/19/23	2.00%	3 month USD-	(3,643,815)
				LIBOR-BBA

35,076,000 E	16,332	6/19/43	3 month USD-	3.00%	1,303,972
			LIBOR-BBA

JPMorgan Chase Bank N.A.
67,753,000 E	(75,150)	6/19/15	0.40%	3 month USD-	(125,965)
				LIBOR-BBA

48,045,000 E	124,696	6/19/18	3 month USD-	1.00%	401,435
			LIBOR-BBA

85,749,000 E	722,396	6/19/23	3 month USD-	2.00%	1,613,328
			LIBOR-BBA

39,116,800 E	(545,679)	6/19/23	2.00%	3 month USD-	(952,103)
				LIBOR-BBA

Royal Bank of Scotland PLC (The)
7,011,000 E	(92,889)	6/19/23	2.00%	3 month USD-	(165,735)
				LIBOR-BBA

Total					$(8,999,757)

E Extended effective date.

Income Fund	41

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/13 (Unaudited)

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.
$2,022,011	$—	1/12/41	4.00% (1 month	Synthetic TRS Index	$(23,566)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

3,955,088	63,034	1/12/41	4.50% (1 month	Synthetic TRS Index	(13,613)
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

Barclays Bank PLC
9,399,220	—	1/12/36	(5.50%) 1 month	Synthetic TRS Index	72,729
			USD-LIBOR	5.50% 30 year Fannie
				Mae pools

3,790,137	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(44,173)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

7,929,036	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	62,941
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

6,616,665	—	1/12/40	4.50% (1 month	Synthetic MBX Index	11,861
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

3,246,503	—	1/12/42	4.00% (1 month	Synthetic TRS Index	(31,753)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

17,945,699	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	142,453
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

12,744,052	—	1/12/40	5.00% (1 month	Synthetic MBX Index	34,144
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

10,917,319	—	1/12/41	5.00% (1 month	Synthetic MBX Index	(3,176)
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

3,244,398	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(37,812)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

6,594,203	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(76,853)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

4,699,220	—	1/12/40	(4.00%) 1 month	Synthetic TRS Index	53,286
			USD-LIBOR	4.00% 30 year Fannie
				Mae pools

30,442,368	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(354,795)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

1,921,137	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(22,390)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

42	Income Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/13 (Unaudited) cont.

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC cont.
$46,895,170	$—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	$372,255
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

27,151,910	—	1/12/41	5.00% (1 month	Synthetic MBX Index	(7,898)
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

1,316,968	—	1/12/40	4.00% (1 month	Synthetic MBX Index	7,366
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

4,402,747	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(51,312)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

2,001,609	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(23,328)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

2,361,395	—	1/12/41	5.00% (1 month	Synthetic MBX Index	(687)
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

10,724,445	—	1/12/41	4.50% (1 month	Synthetic TRS Index	(189,196)
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

4,248,335	—	1/12/39	6.00% (1 month	Synthetic TRS Index	(33,073)
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

40,151,077	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	318,720
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

35,939,251	—	1/12/41	5.00% (1 month	Synthetic MBX Index	(10,454)
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

10,955,987	—	1/12/40	4.00% (1 month	Synthetic MBX Index	61,277
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

768,564	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(7,223)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

4,215,556	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	33,463
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

1,681,904	—	1/12/41	5.00% (1 month	Synthetic MBX Index	(489)
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

1,105,661	—	1/12/41	5.00% (1 month	Synthetic MBX Index	3,135
			USD-LIBOR)	5.00% 30 year Ginnie
				Mae II pools

19,481,509	—	1/12/41	5.00% (1 month	Synthetic MBX Index	(5,667)
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

Income Fund	43

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/13 (Unaudited) cont.

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC cont.
$16,946,645	$—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	$134,523
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

6,995,432	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(81,529)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

2,478,777	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(28,889)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

1,712,136	—	1/12/40	5.00% (1 month	Synthetic MBX Index	4,587
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

7,393,041	—	1/12/40	4.50% (1 month	Synthetic MBX Index	13,252
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

31,139,125	—	1/12/41	5.00% (1 month	Synthetic MBX Index	(9,058)
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

5,202,744	—	1/12/41	5.00% (1 month	Synthetic MBX Index	(1,513)
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

947,066	—	1/12/40	5.00% (1 month	Synthetic MBX Index	2,537
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

3,071,359	—	1/12/40	5.00% (1 month	Synthetic MBX Index	8,229
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

2,226,586	—	1/12/40	5.00% (1 month	Synthetic MBX Index	5,965
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

1,306,778	—	1/12/39	(6.00%) 1 month	Synthetic MBX Index	2,547
			USD-LIBOR	6.00% 30 year Fannie
				Mae pools

1,313,648	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	10,428
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

35,233,699	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	279,686
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

45,368,790	—	1/12/39	(6.00%) 1 month	Synthetic MBX Index	88,411
			USD-LIBOR	6.00% 30 year Fannie
				Mae pools

25,166,859	—	1/12/38	6.50% (1 month	Synthetic MBX Index	(199,775)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

32,406,279	—	1/12/39	6.00% (1 month	Synthetic MBX Index	(63,151)
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

44	Income Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/13 (Unaudited) cont.

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC cont.
$7,360,391	$—	1/12/41	(4.00%) 1 month	Synthetic TRS Index	$85,783
			USD-LIBOR	4.00% 30 year Fannie
				Mae pools

5,690,620	(24,452)	1/12/39	(5.50%) 1 month	Synthetic MBX Index	(12,569)
			USD-LIBOR	5.50% 30 year Fannie
				Mae pools

2,845,225	(6,891)	1/12/39	(5.50%) 1 month	Synthetic MBX Index	(949)
			USD-LIBOR	5.50% 30 year Fannie
				Mae pools

2,845,225	(12,226)	1/12/39	(5.50%) 1 month	Synthetic MBX Index	(6,284)
			USD-LIBOR	5.50% 30 year Fannie
				Mae pools

3,955,088	64,270	1/12/41	4.50% (1 month	Synthetic TRS Index	(12,377)
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

5,709,582	(20,965)	1/12/39	(5.50%) 1 month	Synthetic MBX Index	(8,204)
			USD-LIBOR	5.50% 30 year Fannie
				Mae pools

14,830,872	(54,457)	1/12/39	(5.50%) 1 month	Synthetic MBX Index	(21,311)
			USD-LIBOR	5.50% 30 year Fannie
				Mae pools

5,709,241	(20,964)	1/12/39	(5.50%) 1 month	Synthetic MBX Index	(8,204)
			USD-LIBOR	5.50% 30 year Fannie
				Mae pools

1,827,033	(18,841)	1/12/38	(6.50%) 1 month	Synthetic MBX Index	1,076
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

Citibank, N.A.
11,495,861	—	1/12/41	5.00% (1 month	Synthetic MBX Index	(3,344)
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

15,461,234	—	1/12/41	5.00% (1 month	Synthetic MBX Index	(4,497)
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

8,655,003	—	1/12/41	(4.50%) 1 month	Synthetic TRS Index	152,688
			USD-LIBOR	4.50% 30 year Fannie
				Mae pools

1,770,534	—	1/12/41	(3.50%) 1 month	Synthetic TRS Index	27,742
			USD-LIBOR	3.50% 30 year Fannie
				Mae pools

Credit Suisse International
27,680,051	—	1/12/41	4.50% (1 month	Synthetic MBX Index	66,845
			USD-LIBOR)	4.50% 30 year Ginnie
				Mae II pools

514,570	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(5,997)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

Income Fund	45

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/13 (Unaudited) cont.

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Credit Suisse International cont.
$6,675,965	$—	1/12/39	(5.00%) 1 month	Synthetic TRS Index	$63,827
			USD-LIBOR	5.00% 30 year Fannie
				Mae pools

2,021,444	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(23,559)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

4,464,320	—	1/12/43	3.50% (1 month	Synthetic TRS Index	(59,501)
			USD-LIBOR)	3.50% 30 year Fannie
				Mae pools

16,932,639	—	1/12/41	(4.00%) 1 month	Synthetic TRS Index	197,344
			USD-LIBOR	4.00% 30 year Fannie
				Mae pools

4,813,255	—	1/12/43	3.00% (1 month	Synthetic MBX Index	43,197
			USD-LIBOR)	3.00% 30 year Fannie
				Mae pools

3,053,793	54,396	1/12/41	4.50% (1 month	Synthetic TRS Index	(4,785)
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

3,955,088	67,978	1/12/41	4.50% (1 month	Synthetic TRS Index	(8,669)
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

Goldman Sachs International
5,024,991	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(58,565)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

2,786,106	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(26,184)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

9,764,511	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(91,768)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

7,532,568	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(70,792)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

2,753,854	—	1/12/39	6.00% (1 month	Synthetic TRS Index	(21,439)
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

26,520,898	—	1/12/39	6.00% (1 month	Synthetic TRS Index	(206,463)
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

3,152,025	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(36,736)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

9,461,386	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(88,919)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

46	Income Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/13 (Unaudited) cont.

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International cont.
$519,670	$—	1/12/41	4.00% (1 month	Synthetic TRS Index	$(6,057)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

3,969,216	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(46,260)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

3,987,775	—	1/12/41	4.50% (1 month	Synthetic TRS Index	(70,351)
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

8,055,833	—	1/12/42	4.00% (1 month	Synthetic TRS Index	(78,792)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

8,055,833	—	1/12/42	4.00% (1 month	Synthetic TRS Index	(78,792)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

876,696	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(10,218)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

2,380,170	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(27,740)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

3,916,512	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(45,646)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

9,012,342	—	1/12/41	(4.00%) 1 month	Synthetic TRS Index	105,036
			USD-LIBOR	4.00% 30 year Fannie
				Mae pools

9,262,654	—	1/12/41	4.50% (1 month	Synthetic TRS Index	(163,408)
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

1,651,028	—	1/12/40	(4.00%) 1 month	Synthetic TRS Index	18,722
			USD-LIBOR	4.00% 30 year Fannie
				Mae pools

1,768,126	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(20,607)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

4,444,117	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(51,795)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

13,976,562	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	110,946
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

5,250,609	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	41,679
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

9,399,220	—	1/12/36	5.50% (1 month	Synthetic TRS Index	(72,729)
			USD-LIBOR)	5.50% 30 year Fannie
				Mae pools

Income Fund	47

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/13 (Unaudited) cont.

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International cont.
$13,205,407	$—	1/12/41	4.00% (1 month	Synthetic TRS Index	$(153,904)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

13,741,265	—	1/12/41	4.50% (1 month	Synthetic TRS Index	(242,417)
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

4,002,778	—	1/12/41	4.50% (1 month	Synthetic TRS Index	(70,615)
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

1,336,862	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(15,581)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

2,962,820	—	1/12/39	6.00% (1 month	Synthetic TRS Index	(23,065)
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

5,017,448	—	1/12/39	6.00% (1 month	Synthetic TRS Index	(39,060)
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

6,484,262	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(75,572)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

583,790	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(5,487)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

4,429,313	—	1/12/41	4.50% (1 month	Synthetic TRS Index	(78,140)
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

16,231,037	—	1/12/40	4.00% (1 month	Synthetic TRS Index	(184,050)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

5,274,168	—	1/12/39	6.00% (1 month	Synthetic TRS Index	(41,059)
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

3,150,523	—	1/12/39	6.00% (1 month	Synthetic TRS Index	(24,527)
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

10,548,336	—	1/12/39	6.00% (1 month	Synthetic TRS Index	(82,118)
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

2,175,555	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(20,446)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

8,876,899	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(103,457)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

1,859,366	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(21,670)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

48	Income Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/13 (Unaudited) cont.

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International cont.
$3,953,915	$—	1/12/41	4.00% (1 month	Synthetic TRS Index	$(46,082)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

19,146,412	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	151,985
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

1,293,259	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(12,154)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

8,689,886	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(101,278)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

2,647,844	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(24,885)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

709,946	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	5,636
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

1,892,978	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	15,027
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

2,569,952	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(24,153)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

5,139,904	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(48,305)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

3,481,716	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(32,721)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

1,369,164	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(15,957)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

1,605,941	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(15,093)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

10,701,124	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(100,570)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

6,635,831	—	1/12/42	4.00% (1 month	Synthetic TRS Index	(64,903)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

6,539,232	—	1/12/41	(4.00%) 1 month	Synthetic TRS Index	76,212
			USD-LIBOR	4.00% 30 year Fannie
				Mae pools

15,287,489	—	1/12/41	(4.00%) 1 month	Synthetic TRS Index	178,170
			USD-LIBOR	4.00% 30 year Fannie
				Mae pools

Income Fund	49

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/13 (Unaudited) cont.

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International cont.
$3,070,702	$—	1/12/41	(4.00%) 1 month	Synthetic TRS Index	$35,788
			USD-LIBOR	4.00% 30 year Fannie
				Mae pools

3,070,702	—	1/12/41	(4.00%) 1 month	Synthetic TRS Index	35,788
			USD-LIBOR	4.00% 30 year Fannie
				Mae pools

4,391,803	—	1/12/41	(4.50%) 1 month	Synthetic TRS Index	77,478
			USD-LIBOR	4.50% 30 year Fannie
				Mae pools

15,911,433	—	1/12/41	(4.00%) 1 month	Synthetic TRS Index	185,442
			USD-LIBOR	4.00% 30 year Fannie
				Mae pools

1,770,534	—	1/12/41	3.50% (1 month	Synthetic TRS Index	(27,742)
			USD-LIBOR)	3.50% 30 year Fannie
				Mae pools

19,030,450	(211,119)	1/12/38	(6.50%) 1 month	Synthetic TRS Index	5,350
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

19,041,869	208,270	1/12/39	6.00% (1 month	Synthetic TRS Index	25,276
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

4,733,704	28,108	1/12/41	4.00% (1 month	Synthetic TRS Index	(33,850)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

4,730,459	63,565	1/12/41	4.50% (1 month	Synthetic TRS Index	(27,521)
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

8,594,857	83,263	1/12/42	4.00% (1 month	Synthetic TRS Index	(14,065)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

3,955,088	67,360	1/12/41	4.50% (1 month	Synthetic TRS Index	(9,287)
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

JPMorgan Chase Bank N.A.
6,214,755	—	1/12/41	4.50% (1 month	Synthetic TRS Index	(109,636)
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

Total					$(1,233,422)

50	Income Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 4/30/13 (Unaudited)

		Upfront			Fixed payments
		premium		Termi-	received
Swap counterparty/		received	Notional	nation	(paid) by fund	Unrealized
Referenced debt*	Rating***	(paid)**	amount	date	per annum	appreciation

Bank of America N.A.
DJ CDX NA CMBX	BBB–/P	$26,395	$438,000	5/11/63	300 bp	$20,132
BBB Index

DJ CDX NA CMBX	BBB–/P	42,652	624,000	5/11/63	300 bp	33,729
BBB Index

DJ CDX NA CMBX	BBB–/P	54,079	876,000	5/11/63	300 bp	41,553
BBB Index

DJ CDX NA CMBX	BBB–/P	51,528	904,000	5/11/63	300 bp	38,601
BBB Index

Credit Suisse International
DJ CDX NA CMBX	BBB–/P	64,541	886,000	5/11/63	300 bp	51,871
BBB Index

DJ CDX NA CMBX	BBB–/P	98,633	1,287,000	5/11/63	300 bp	80,228
BBB Index

Total						$266,114

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at April 30, 2013. Securities rated by Putnam are indicated by “/P.”

Income Fund	51

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Corporate bonds and notes	$—	$381,215,504	$—

Foreign government and agency bonds and notes	—	862,916	—

Mortgage-backed securities	—	580,130,984	—

Municipal bonds and notes	—	4,753,139	—

Purchased options outstanding	—	544	—

Senior loans	—	149,041	—

U.S. government and agency mortgage obligations	—	679,299,947	—

U.S. treasury obligations	—	458,637	—

Short-term investments	187,145,707	72,656,876	—

Totals by level	$187,145,707	$1,719,527,588	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Futures contracts	$4,188,040	$—	$—

Written options outstanding	(13,359)	—	—

Forward premium swap option contracts	—	148,960	—

TBA sale commitments	—	(195,663,902)	—

Interest rate swap contracts	—	(3,098,532)	—

Total return swap contracts	—	(1,563,751)	—

Credit default contracts	—	(71,714)	—

Totals by level	$4,174,681	$(200,248,939)	$—

The accompanying notes are an integral part of these financial statements.

52	Income Fund

Statement of assets and liabilities 4/30/13 (Unaudited)

ASSETS

Investment in securities, at value (Note 1):
Unaffiliated issuers (identified cost $1,618,001,273)	$1,721,745,588
Affiliated issuers (identified cost $184,927,707) (Notes 1 and 6)	184,927,707

Cash	58,219

Interest and other receivables	9,792,716

Receivable for shares of the fund sold	2,469,077

Receivable for investments sold	2,579,547

Receivable for sales of delayed delivery securities (Note 1)	195,166,177

Unrealized appreciation on forward premium swap option contracts (Note 1)	2,819,525

Unrealized appreciation on OTC swap contracts (Note 1)	12,761,402

Premium paid on OTC swap contracts (Note 1)	9,203,190

Total assets	2,141,523,148

LIABILITIES

Payable for investments purchased	6,427,573

Payable for purchases of delayed delivery securities (Note 1)	486,499,683

Payable for shares of the fund repurchased	1,900,410

Payable for compensation of Manager (Note 2)	465,160

Payable for custodian fees (Note 2)	25,010

Payable for investor servicing fees (Note 2)	178,418

Payable for Trustee compensation and expenses (Note 2)	367,150

Payable for administrative services (Note 2)	2,567

Payable for distribution fees (Note 2)	407,105

Payable for variation margin (Note 1)	165,344

Unrealized depreciation on OTC swap contracts (Note 1)	22,728,467

Premium received on OTC swap contracts (Note 1)	3,970,122

Unrealized depreciation on forward premium swap option contracts (Note 1)	2,670,565

Written options outstanding, at value (premiums $22,157) (Notes 1 and 3)	13,359

TBA sale commitments, at value (proceeds receivable $194,934,844) (Note 1)	195,663,902

Collateral on certain derivative contracts, at value (Note 1)	2,218,000

Other accrued expenses	199,644

Total liabilities	723,902,479

Net assets	$1,417,620,669

REPRESENTED BY

Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$1,485,733,566

Undistributed net investment income (Note 1)	12,968,009

Accumulated net realized loss on investments (Note 1)	(178,474,896)

Net unrealized appreciation of investments	97,393,990

Total — Representing net assets applicable to capital shares outstanding	$1,417,620,669

(Continued on next page)

Income Fund	53

Statement of assets and liabilities (Continued)

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE

Net asset value and redemption price per class A share
($876,066,242 divided by 118,612,557 shares)	$7.39

Offering price per class A share (100/96.00 of $7.39)*	$7.70

Net asset value and offering price per class B share ($40,361,999 divided by 5,515,540 shares)**	$7.32

Net asset value and offering price per class C share ($162,268,827 divided by 22,120,686 shares)**	$7.34

Net asset value and redemption price per class M share
($140,439,342 divided by 19,413,082 shares)	$7.23

Offering price per class M share (100/96.75 of $7.23)†	$7.47

Net asset value, offering price and redemption price per class R share
($7,314,415 divided by 996,091 shares)	$7.34

Net asset value, offering price and redemption price per class R5 share
($10,792 divided by 1,444 shares)††	$7.48

Net asset value, offering price and redemption price per class R6 share
($6,336,424 divided by 847,268 shares)	$7.48

Net asset value, offering price and redemption price per class Y share
($184,822,628 divided by 24,719,231 shares)	$7.48

* On single retail sales of less than $100,000. On sales of $100,000 or more the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

† On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

†† Net asset value may not recalculate due to rounding of fractional shares.

The accompanying notes are an integral part of these financial statements.

54	Income Fund

Statement of operations Six months ended 4/30/13 (Unaudited)

INVESTMENT INCOME

Interest (net of foreign tax of $10,588) (including interest income of $107,955 from investments
in affiliated issuers) (Note 6)	$34,110,695

Total investment income	34,110,695

EXPENSES

Compensation of Manager (Note 2)	2,828,974

Investor servicing fees (Note 2)	1,083,452

Custodian fees (Note 2)	41,223

Trustee compensation and expenses (Note 2)	79,107

Distribution fees (Note 2)	2,467,442

Administrative services (Note 2)	25,680

Other	286,831

Total expenses	6,812,709

Expense reduction (Note 2)	(1,074)

Net expenses	6,811,635

Net investment income	27,299,060

Net realized gain on investments (Notes 1 and 3)	19,734,754

Net increase from payments by affiliates (Note 2)	11,664

Net realized gain on swap contracts (Note 1)	8,677,267

Net realized loss on futures contracts (Note 1)	(824,176)

Net realized gain on written options (Notes 1 and 3)	3,463,008

Net unrealized depreciation of investments, futures contracts, swap contracts, written options,
and TBA sale commitments during the period	(15,230,483)

Net gain on investments	15,832,034

Net increase in net assets resulting from operations	$43,131,094

The accompanying notes are an integral part of these financial statements.

Income Fund	55

Statement of changes in net assets

INCREASE (DECREASE) IN NET ASSETS	Six months ended 4/30/13*	Year ended 10/31/12

Operations:
Net investment income	$27,299,060	$40,163,254

Net realized gain (loss) on investments	31,062,517	(28,647,090)

Net unrealized appreciation (depreciation) of investments	(15,230,483)	114,096,560

Net increase in net assets resulting from operations	43,131,094	125,612,724

Distributions to shareholders (Note 1):
From ordinary income
Net investment income

Class A	(13,026,574)	(26,043,813)

Class B	(460,051)	(954,906)

Class C	(1,839,564)	(3,948,093)

Class M	(2,037,860)	(4,646,629)

Class R	(89,088)	(143,597)

Class R5	(172)	(100)

Class R6	(19,837)	(100)

Class Y	(2,946,021)	(5,026,699)

Decrease from capital share transactions (Note 4)	(41,527,888)	(8,602,096)

Total increase (decrease) in net assets	(18,815,961)	76,246,691

NET ASSETS

Beginning of period	1,436,436,630	1,360,189,939

End of period (including undistributed net investment
income of $12,968,009 and $6,088,116, respectively)	$1,417,620,669	$1,436,436,630

* Unaudited

The accompanying notes are an integral part of these financial statements.

56	Income Fund

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Income Fund	57

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio	Ratio
			Net realized									of expenses	of net investment
	Net asset value,		and unrealized	Total from	From					Total return	Net assets,	to average	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	Total	Redemption	Non-recurring	Net asset value,	at net asset	end of period	net assets	to average	turnover
Period ended	of period	income (loss) [a]	on investments	operations	income	distributions	fees	reimbursements	end of period	value (%) [b]	(in thousands)	(%) [c]	net assets (%)	(%) [d]

Class A
April 30, 2013 **	$7.27	.14	.09	.23	(.11)	(.11)	—	—	$7.39	3.18 *	$876,066	.43 *	1.98 *	133 *
October 31, 2012	6.84	.21	.43	.64	(.21)	(.21)	—	—	7.27	9.59	878,866.86		3.02	204
October 31, 2011	6.86	.28	.05	.33	(.35)	(.35)	—	— [e,f]	6.84	4.95	843,019.86		4.02	339
October 31, 2010	6.61	.43	.31	.74	(.49)	(.49)	— [f]	— [f,g]	6.86	11.45	855,659	.88 [h,i]	6.38 [h]	112
October 31, 2009	5.35	.29	1.44	1.73	(.47)	(.47)	— [f]	—	6.61	34.44	667,144	1.68 [h,j]	5.12 [h]	331
October 31, 2008	6.77	.38	(1.34)	(.96)	(.46)	(.46)	— [f]	—	5.35	(15.13)	537,220	.99 [h]	5.91 [h]	200

Class B
April 30, 2013 **	$7.20	.12	.08	.20	(.08)	(.08)	—	—	$7.32	2.83 *	$40,362	.80 *	1.60 *	133 *
October 31, 2012	6.78	.16	.42	.58	(.16)	(.16)	—	—	7.20	8.75	41,215	1.61	2.27	204
October 31, 2011	6.80	.22	.06	.28	(.30)	(.30)	—	— [e,f]	6.78	4.22	39,859	1.61	3.29	339
October 31, 2010	6.56	.39	.28	.67	(.43)	(.43)	— [f]	— [f,g]	6.80	10.54	43,205	1.63 [h,i]	5.82 [h]	112
October 31, 2009	5.32	.24	1.43	1.67	(.43)	(.43)	— [f]	—	6.56	33.21	45,772	2.43 [h,j]	4.31 [h]	331
October 31, 2008	6.72	.34	(1.33)	(.99)	(.41)	(.41)	— [f]	—	5.32	(15.58)	57,171	1.74 [h]	5.22 [h]	200

Class C
April 30, 2013 **	$7.22	.12	.08	.20	(.08)	(.08)	—	—	$7.34	2.82 *	$162,269	.80 *	1.60 *	133 *
October 31, 2012	6.80	.16	.42	.58	(.16)	(.16)	—	—	7.22	8.72	166,407	1.61	2.27	204
October 31, 2011	6.82	.22	.06	.28	(.30)	(.30)	—	— [e,f]	6.80	4.21	169,692	1.61	3.27	339
October 31, 2010	6.58	.35	.33	.68	(.44)	(.44)	— [f]	— [f,g]	6.82	10.57	167,237	1.63 [h,i]	5.08 [h]	112
October 31, 2009	5.33	.26	1.42	1.68	(.43)	(.43)	— [f]	—	6.58	33.40	43,310	2.43 [h,j]	4.45 [h]	331
October 31, 2008	6.74	.33	(1.33)	(1.00)	(.41)	(.41)	— [f]	—	5.33	(15.67)	16,414	1.74 [h]	5.16 [h]	200

Class M
April 30, 2013 **	$7.12	.13	.08	.21	(.10)	(.10)	—	—	$7.23	2.99 *	$140,439	.55 *	1.85 *	133 *
October 31, 2012	6.71	.19	.42	.61	(.20)	(.20)	—	—	7.12	9.27	151,113	1.11	2.77	204
October 31, 2011	6.74	.26	.05	.31	(.34)	(.34)	—	— [e,f]	6.71	4.66	170,347	1.11	3.82	339
October 31, 2010	6.50	.42	.29	.71	(.47)	(.47)	— [f]	— [f,g]	6.74	11.28	222,916	1.13 [h,i]	6.23 [h]	112
October 31, 2009	5.28	.27	1.41	1.68	(.46)	(.46)	— [f]	—	6.50	33.82	194,199	1.93 [h,j]	4.83 [h]	331
October 31, 2008	6.68	.36	(1.31)	(.95)	(.45)	(.45)	— [f]	—	5.28	(15.19)	167,743	1.24 [h]	5.67 [h]	200

Class R
April 30, 2013 **	$7.23	.13	.08	.21	(.10)	(.10)	—	—	$7.34	2.96 *	$7,314	.55 *	1.85 *	133 *
October 31, 2012	6.81	.19	.43	.62	(.20)	(.20)	—	—	7.23	9.26	5,265	1.11	2.77	204
October 31, 2011	6.83	.25	.07	.32	(.34)	(.34)	—	— [e,f]	6.81	4.74	4,723	1.11	3.74	339
October 31, 2010	6.59	.40	.31	.71	(.47)	(.47)	— [f]	— [f,g]	6.83	11.10	4,068	1.13 [h,i]	5.91 [h]	112
October 31, 2009	5.34	.27	1.44	1.71	(.46)	(.46)	— [f]	—	6.59	34.02	2,353	1.93 [h,j]	4.85 [h]	331
October 31, 2008	6.76	.36	(1.33)	(.97)	(.45)	(.45)	— [f]	—	5.34	(15.30)	1,448	1.24 [h]	5.54 [h]	200

Class R5
April 30, 2013 **	$7.35	.16	.09	.25	(.12)	(.12)	—	—	$7.48	3.43 *	$11	.29 *	2.11 *	133 *
October 31, 2012†	7.11	.08	.23	.31	(.07)	(.07)	—	—	7.35	4.39 *	10	.19 *	1.12 *	204

Class R6
April 30, 2013 **	$7.36	.14 [k]	.10	.24	(.12)	(.12)	—	—	$7.48	3.31 *	$6,336	.26 *	1.84 * [k]	133 *
October 31, 2012†	7.11	.08	.24	.32	(.07)	(.07)	—	—	7.36	4.54 *	10	.17 *	1.14 *	204

See notes to financial highlights at the end of this section.

The accompanying notes are an integral part of these financial statements.

58	Income Fund	Income Fund	59

Financial highlights (Continued)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio	Ratio
			Net realized									of expenses	of net investment
	Net asset value,		and unrealized	Total from	From					Total return	Net assets,	to average	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	Total	Redemption	Non-recurring	Net asset value,	at net asset	end of period	net assets	to average	turnover
Period ended	of period	income (loss) [a]	on investments	operations	income	distributions	fees	reimbursements	end of period	value (%) [b]	(in thousands)	(%) [c]	net assets (%)	(%) [d]

Class Y
April 30, 2013 **	$7.36	.16	.08	.24	(.12)	(.12)	—	—	$7.48	3.27 *	$184,823	.31 *	2.11 *	133 *
October 31, 2012	6.91	.23	.45	.68	(.23)	(.23)	—	—	7.36	10.00	193,550.61		3.26	204
October 31, 2011	6.93	.29	.06	.35	(.37)	(.37)	—	— [e,f]	6.91	5.12	132,550.61		4.25	339
October 31, 2010	6.67	.46	.30	.76	(.50)	(.50)	— [f]	— [f,g]	6.93	11.73	145,681	.63 [h,i]	6.74 [h]	112
October 31, 2009	5.40	.32	1.43	1.75	(.48)	(.48)	— [f]	—	6.67	34.59	227,134	1.43 [h,j]	5.87 [h]	331
October 31, 2008	6.82	.40	(1.35)	(.95)	(.47)	(.47)	— [f]	—	5.40	(14.85)	790,264	.74 [h]	6.14 [h]	200

* Not annualized.

** Unaudited.

† For the period July 3, 2012 (commencement of operations) to October 31, 2012.

a Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset arrangements (Note 2).

d Portfolio turnover excludes TBA purchase and sale transactions.

e Reflects a non-recurring reimbursement related to restitution amounts in connection with a distribution plan approved by the Securities and Exchange Commission (the SEC) which amounted to less than $0.01 per share outstanding on July 21, 2011. Also reflects a non-recurring reimbursement related to short-term trading related lawsuits, which amounted to less than $0.01 per share outstanding on May 11, 2011.

f Amount represents less than $0.01 per share.

g Reflects a non-recurring reimbursement pursuant to a settlement between the SEC and Prudential Securities, Inc., which amounted to less than $0.01 per share outstanding as of March 30, 2010.

h Reflects an involuntary contractual expense limitation in effect during the period. For periods prior to October 31, 2009, certain fund expenses were waived in connection with the fund’s investment in Putnam Prime Money Market Fund. As a result of such limitation and/or waivers, the expenses of each class reflect a reduction of the following amounts:

Percentage of
average net assets

October 31, 2010	0.03%

October 31, 2009	0.19

October 31, 2008	0.09

i Excludes the impact of a current period reduction to interest expense related to the resolution of certain terminated derivatives contracts, which amounted to 0.18% of average net assets for the period ended October 31, 2010.

j Includes interest accrued in connection with certain terminated derivatives contracts, which amounted to 0.72% of average net assets for the period ended October 31, 2009.

k The net investment income ratio and per share amount shown for the period ending April 30, 2013 may not correspond with the expected class specific differences for the period due to the timing of subscriptions into the class.

The accompanying notes are an integral part of these financial statements.

60	Income Fund	Income Fund	61

Notes to financial statements 4/30/13 (Unaudited)

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from November 1, 2012 through April 30, 2013.

Putnam Income Fund (the fund) is a Massachusetts business trust, which is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The fund seeks high current income consistent with what Putnam Management believes to be prudent risk. The fund invests mainly in bonds that are securitized debt instruments (such as mortgage-backed investments) and other obligations of companies and governments worldwide denominated in U.S. dollars, are either investment-grade or below investment-grade in quality (sometimes referred to as “junk bonds”) and have intermediate- to long-term maturities (three years or longer).

The fund offers class A, class B, class C, class M, class R, class R5, class R6 and class Y shares. Class A and class M shares are sold with a maximum front-end sales charge of 4.00% and 3.25%, respectively, and generally do not pay a contingent deferred sales charge. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge and are subject to a contingent deferred sales charge if those shares are redeemed within six years of purchase. Class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class R shares, which are not available to all investors, are sold at net asset value. The expenses for class A, class B, class C, class M and class R shares may differ based on the distribution fee of each class, which is identified in Note 2. Class R5, class R6 and class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C, class M and class R shares, but do not bear a distribution fee and in the case of class R5 and class R6 shares, bear a lower investor servicing fee, which is identified in Note 2. Class R5, class R6 and class Y shares are not available to all investors.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

Note 1: Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

62	Income Fund

Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis. Interest income, net of any applicable withholding taxes, is recorded on the accrual basis. All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

Securities purchased or sold on a forward commitment or delayed delivery basis may be settled a month or more after the trade date; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

The fund earned certain fees in connection with its senior loan purchasing activities. These fees are treated as market discount and are amortized into income in the Statement of operations.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Options contracts The fund uses options contracts to hedge duration and convexity and to isolate prepayment risk.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers. Forward premium swap option contracts include premiums that do not settle until the expiration date of the contract. The delayed settlement of the premiums are factored into the daily valuation of the option contracts.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio. For the fund’s average contract amount, see Note 5.

Futures contracts The fund uses futures contracts to hedge interest rate risk and to gain exposure to interest rates.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange

Income Fund	63

traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio. For the fund’s average number of contracts, see Note 5.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk and to gain exposure on interest rates.

An OTC interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are recorded as a receivable or payable for variation margin on the Statement of assets and liabilities. Payments, including upfront premiums received or made, are recorded as realized gains or losses at the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of mark to market margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio. For the fund’s average notional amount see Note 5.

Total return swap contracts The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries and to gain exposure to specific sectors or industries.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio. For the fund’s average notional amount, see Note 5.

64	Income Fund

Credit default contracts The fund entered into OTC credit default contracts to gain exposure on individual names and/or baskets of securities.

In an OTC credit default contract, the protection buyer typically makes an upfront payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The OTC credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant OTC credit default contract.

OTC credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio. For the fund’s average notional amount, see Note 5.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $5,607,766 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund for these agreements totaled $4,962,504.

TBA purchase commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk

Income Fund	65

of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Line of credit The fund participates, along with other Putnam funds, in a $315 million unsecured committed line of credit and a $185 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to the Federal Funds rate plus 1.25% for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.02% of the committed line of credit and $50,000 for the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.11% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification ASC 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

At October 31, 2012, the fund had a capital loss carryover of $194,801,386 available to the extent allowed by the Code to offset future net capital gain, if any. The amounts of the carryovers and the expiration dates are:

Loss carryover

Short-term	Long-term	Total	Expiration

$16,899,346	$21,706,087	$38,605,433	*

92,884,454	N/A	92,884,454	October 31, 2016

63,311,499	N/A	63,311,499	October 31, 2017

66	Income Fund

* Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The aggregate identified cost on a tax basis is $1,817,951,931, resulting in gross unrealized appreciation and depreciation of $101,566,050 and $12,844,686, respectively, or net unrealized appreciation of $88,721,364.

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of most open-end funds, as defined in the fund’s management contract, sponsored by Putnam Management. Such annual rates may vary as follows:

0.550%	of the first $5 billion,	0.350%	of the next $50 billion,

0.500%	of the next $5 billion,	0.330%	of the next $50 billion,

0.450%	of the next $10 billion,	0.320%	of the next $100 billion and

0.400%	of the next $10 billion,	0.315%	of any excess thereafter.

Putnam Management has contractually agreed, through June 30, 2013, to waive fees or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PIL for its services at an annual rate of 0.40% of the average net assets of the portion of the fund managed by PIL.

Putnam Management voluntarily reimbursed the fund $11,664 for a trading error which occurred during the reporting period. The effect of the loss incurred and the reimbursement by Putnam Management of such amounts had no impact on total return.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing (except for Class R5 and R6 shares) based on the fund’s retail asset level, the number of shareholder accounts in the fund and the level of defined contribution plan assets in the fund. Class R5 shares pay a monthly fee based on the average net assets of class R5 shares at an annual rate of 0.12%. Class R6 shares pay a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%. Investor servicing fees will not exceed an annual rate of 0.32% of the fund’s

Income Fund	67

average net assets. During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class A	$669,651	Class R5	6

Class B	31,162	Class R6	268

Class C	124,848	Class Y	141,775

Class M	110,929	Total	$1,083,452

Class R	4,813

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $1,074 under the expense offset arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $1,020, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to its class A, class B, class C, class M and class R shares pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35%, 1.00%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00%, 0.50% and 0.50% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively. During the reporting period, the class specific expenses related to distribution fees were as follows:

Class A	$1,083,376	Class M	358,952

Class B	201,658	Class R	15,546

Class C	807,910	Total	$2,467,442

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $59,129 and $7,155 from the sale of class A and class M shares, respectively, and received $9,867 and $3,384 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% and 0.40% is assessed on certain redemptions of class A and class M shares, respectively. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received $2,471 and no monies on class A and class M redemptions, respectively.

Note 3: Purchases and sales of securities

During the reporting period, cost of purchases and proceeds from sales of investment securities other than short-term investments and TBA transactions aggregated $1,623,074,213 and $1,556,817,396, respectively. There were no purchases or proceeds from sales of long-term U.S. government securities.

68	Income Fund

Written option transactions during the reporting period are summarized as follows:

	Written swap
	option contract	Written swap	Written option	Written option
	amounts	option premiums	contract amounts	premiums

Written options outstanding
at the beginning of the
reporting period	$79,432,000	$1,529,066	—	$—

Options opened	2,236,409,756	—	57	22,157
Options exercised	(128,263,000)	—	—	—
Options expired	—	—	—	—
Options closed	(988,424,500)	(1,529,066)	—	—

Written options outstanding at
the end of the reporting period	$1,199,154,256	$—	57	$22,157

Note 4: Capital shares

At the close of the reporting period, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

	Six months ended 4/30/13		Year ended 10/31/12

Class A	Shares	Amount	Shares	Amount

Shares sold	12,009,017	$87,693,390	27,350,698	$189,503,530

Shares issued in connection with
reinvestment of distributions	1,579,241	11,521,277	3,272,191	22,639,769

	13,588,258	99,214,667	30,622,889	212,143,299

Shares repurchased	(15,915,584)	(116,168,844)	(32,950,350)	(228,777,619)

Net decrease	(2,327,326)	$(16,954,177)	(2,327,461)	$(16,634,320)

	Six months ended 4/30/13		Year ended 10/31/12

Class B	Shares	Amount	Shares	Amount

Shares sold	557,502	$4,034,062	1,388,528	$9,538,158

Shares issued in connection with
reinvestment of distributions	53,056	383,460	108,522	744,380

	610,558	4,417,522	1,497,050	10,282,538

Shares repurchased	(818,468)	(5,926,001)	(1,651,519)	(11,377,763)

Net decrease	(207,910)	$(1,508,479)	(154,469)	$(1,095,225)

	Six months ended 4/30/13		Year ended 10/31/12

Class C	Shares	Amount	Shares	Amount

Shares sold	1,801,377	$13,068,186	5,123,472	$35,269,152

Shares issued in connection with
reinvestment of distributions	180,104	1,305,265	376,116	2,585,433

	1,981,481	14,373,451	5,499,588	37,854,585

Shares repurchased	(2,914,485)	(21,125,484)	(7,411,220)	(51,136,287)

Net decrease	(933,004)	$(6,752,033)	(1,911,632)	$(13,281,702)

Income Fund	69

	Six months ended 4/30/13		Year ended 10/31/12

Class M	Shares	Amount	Shares	Amount

Shares sold	498,547	$3,565,924	1,131,897	$7,695,763

Shares issued in connection with
reinvestment of distributions	25,555	182,629	57,125	387,404

	524,102	3,748,553	1,189,022	8,083,167

Shares repurchased	(2,332,296)	(16,663,168)	(5,356,881)	(36,496,132)

Net decrease	(1,808,194)	$(12,914,615)	(4,167,859)	$(28,412,965)

	Six months ended 4/30/13		Year ended 10/31/12

Class R	Shares	Amount	Shares	Amount

Shares sold	439,624	$3,188,545	372,015	$2,551,886

Shares issued in connection with
reinvestment of distributions	10,745	78,000	18,450	127,087

	450,369	3,266,545	390,465	2,678,973

Shares repurchased	(182,791)	(1,326,641)	(355,775)	(2,444,067)

Net increase	267,578	$1,939,904	34,690	$234,906

			For the period 7/3/12
			(commencement of operations)
	Six months ended 4/30/13		to 10/31/12

Class R5	Shares	Amount	Shares	Amount

Shares sold	—	$—	1,406	$10,000

Shares issued in connection with
reinvestment of distributions	24	172	14	100

	24	172	1,420	10,100

Shares repurchased	—	—	—	—

Net increase	24	$172	1,420	$10,100

			For the period 7/3/12
			(commencement of operations)
	Six months ended 4/30/13		to 10/31/12

Class R6	Shares	Amount	Shares	Amount

Shares sold	858,033	$6,383,852	1,406	$10,000

Shares issued in connection with
reinvestment of distributions	2,659	19,837	14	100

	860,692	6,403,689	1,420	10,100

Shares repurchased	(14,844)	(110,902)	—	—

Net increase	845,848	$6,292,787	1,420	$10,100

	Six months ended 4/30/13		Year ended 10/31/12

Class Y	Shares	Amount	Shares	Amount

Shares sold	7,077,997	$52,391,237	20,514,428	$144,552,458

Shares issued in connection with
reinvestment of distributions	307,765	2,271,271	533,133	3,744,348

	7,385,762	54,662,508	21,047,561	148,296,806

Shares repurchased	(8,980,366)	(66,293,955)	(13,902,881)	(97,729,796)

Net increase (decrease)	(1,594,604)	$(11,631,447)	7,144,680	$50,567,010

70	Income Fund

At the close of the reporting period, Putnam Investments, LLC owned the following class shares of the fund:

	Shares owned	Percentage of ownership	Value

Class R5	1,444	100.0%	$10,792

Class R6	1,444	0.2	10,799

Note 5: Summary of derivative activity

The average volume of activity for the reporting period for any derivative type that was held during the period is listed below and was as follows:

Purchased option contracts (number of contracts)	1,700,000

Purchased swap option contracts (contract amount)	$1,008,200,000

Written option contracts (number of contracts)	20

Written swap option contracts (contract amount)	$775,700,000

Futures contracts (number of contracts)	3,000

OTC interest rate swap contracts (notional)	$2,469,900,000

OTC total return swap contracts (notional)	$1,012,400,000

OTC credit default swap contracts (notional)	$2,100,000

The following is a summary of the market values of derivative instruments as of the close of the reporting period:

Market values of derivative instruments as of the close of the reporting period

	Asset derivatives		Liability derivatives

Derivatives not
accounted for as	Statement of		Statement of
hedging instruments	assets and		assets and
under ASC 815	liabilities location	Market value	liabilities location	Market value

Credit contracts	Receivables	$—	Payables	$71,714

Investments,
	Receivables,		Payables,
	Net assets —		Net assets —
	Unrealized		Unrealized
Interest rate contracts	appreciation	17,183,036*	depreciation	17,521,134*

Total		$17,183,036		$17,592,848

* Includes cumulative appreciation/depreciation of futures contracts as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments on the Statement of operations for the reporting period (see Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted for
as hedging instruments under
ASC 815	Options	Futures	Swaps	Total

Credit contracts	$—	$—	$15,549	$15,549

Interest rate contracts	(4,495,699)	(824,176)	8,661,718	$3,341,843

Total	$(4,495,699)	$(824,176)	$8,677,267	$3,357,392

Income Fund	71

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted for
as hedging instruments under
ASC 815	Options	Futures	Swaps	Total

Credit contracts	$—	$—	$266,114	$266,114

Interest rate contracts	3,421,605	4,426,324	(9,711,164)	$(1,863,235)

Total	$3,421,605	$4,426,324	$(9,445,050)	$(1,597,121)

Note 6: Transactions with affiliated issuers

Transactions during the reporting period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:

	Market value at				Market value
	the beginning				at the end of
	of the reporting			Investment	the reporting
Name of affiliate	period	Purchase cost	Sale proceeds	income	period

Putnam Money Market
Liquidity Fund*	$141,049,783	$221,019,516	$362,069,299	$83,368	$—

Putnam Short Term
Investment Fund*	—	275,301,353	90,373,646	24,587	184,927,707

Totals	$141,049,783	$496,320,869	$452,442,945	$107,955	$184,927,707

* Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.

Note 7: Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Note 8: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Note 9: New accounting pronouncement

In January 2013, ASU 2013–01, “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities,” amended ASU No. 2011–11, “Disclosures about Offsetting Assets and Liabilities.” The ASUs create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. Putnam Management is currently evaluating the application of ASUs 2013–01 and 2011-11 and their impact, if any, on the fund’s financial statements.

72	Income Fund

The Putnam family of funds

The following is a list of Putnam’s open-end mutual funds offered to the public. Investors should carefully consider the investment objective, risks, charges, and expenses of a fund before investing. For a prospectus, or a summary prospectus if available, containing this and other information for any Putnam fund or product, call your financial advisor at 1-800-225-1581 and ask for a prospectus. Please read the prospectus carefully before investing.

Growth	Income
Growth Opportunities Fund	American Government Income Fund
International Growth Fund	Diversified Income Trust
Multi-Cap Growth Fund	Floating Rate Income Fund
Small Cap Growth Fund	Global Income Trust
Voyager Fund	High Yield Advantage Fund
High Yield Trust
Blend	Income Fund
Asia Pacific Equity Fund	Money Market Fund*
Capital Opportunities Fund	Short Duration Income Fund
Capital Spectrum Fund	U.S. Government Income Trust
Emerging Markets Equity Fund
Equity Spectrum Fund	Tax-free income
Europe Equity Fund	AMT-Free Municipal Fund
Global Equity Fund	Tax Exempt Income Fund
International Capital Opportunities Fund	Tax Exempt Money Market Fund*
International Equity Fund	Tax-Free High Yield Fund
Investors Fund
Multi-Cap Core Fund	State tax-free income funds:
Research Fund	Arizona, California, Massachusetts, Michigan,
Minnesota, New Jersey, New York, Ohio,
Value	and Pennsylvania.
Convertible Securities Fund
Equity Income Fund	Absolute Return
George Putnam Balanced Fund	Absolute Return 100 Fund®
The Putnam Fund for Growth and Income	Absolute Return 300 Fund®
International Value Fund	Absolute Return 500 Fund®
Multi-Cap Value Fund	Absolute Return 700 Fund®
Small Cap Value Fund

* An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Income Fund	73

Global Sector	Putnam RetirementReady® Funds — portfolios
Global Consumer Fund	with automatically adjusting allocations to
Global Energy Fund	stocks, bonds, and money market instruments,
Global Financials Fund	becoming more conservative over time.
Global Health Care Fund
Global Industrials Fund	RetirementReady 2055 Fund
Global Natural Resources Fund	RetirementReady 2050 Fund
Global Sector Fund	RetirementReady 2045 Fund
Global Technology Fund	RetirementReady 2040 Fund
Global Telecommunications Fund	RetirementReady 2035 Fund
Global Utilities Fund	RetirementReady 2030 Fund
RetirementReady 2025 Fund
Asset Allocation	RetirementReady 2020 Fund
Putnam Global Asset Allocation Funds —	RetirementReady 2015 Fund
portfolios with allocations to stocks, bonds,
and money market instruments that are	Putnam Retirement Income Lifestyle
adjusted dynamically within specified ranges	Funds — portfolios with managed
as market conditions change.	allocations to stocks, bonds, and money
market investments to generate
Dynamic Asset Allocation Balanced Fund	retirement income.
Dynamic Asset Allocation
Conservative Fund	Retirement Income Fund Lifestyle 1
Dynamic Asset Allocation Growth Fund	Retirement Income Fund Lifestyle 2
Dynamic Risk Allocation Fund	Retirement Income Fund Lifestyle 3

A short-term trading fee of 1% may apply to redemptions or exchanges from certain funds within the time period specified in the fund's prospectus.

Check your account balances and the most recent month-end performance in the Individual Investors section at putnam.com.

74	Income Fund

Services for shareholders

Investor services

Systematic investment plan Tell us how much you wish to invest regularly — weekly, semimonthly, or monthly — and the amount you choose will be transferred automatically from your checking or savings account. There’s no additional fee for this service, and you can suspend it at any time. This plan may be a great way to save for college expenses or to plan for your retirement.

Please note that regular investing does not guarantee a profit or protect against loss in a declining market. Before arranging a systematic investment plan, consider your financial ability to continue making purchases in periods when prices are low.

Systematic exchange You can make regular transfers from one Putnam fund to another Putnam fund. There are no additional fees for this service, and you can cancel or change your options at any time.

Dividends PLUS You can choose to have the dividend distributions from one of your Putnam funds automatically reinvested in another Putnam fund at no additional charge.

Free exchange privilege You can exchange money between Putnam funds free of charge, as long as they are the same class of shares. A signature guarantee is required if you are exchanging more than $500,000. The fund reserves the right to revise or terminate the exchange privilege.

Reinstatement privilege If you’ve sold Putnam shares or received a check for a dividend or capital gain, you may reinvest the proceeds with Putnam within 90 days of the transaction and they will be reinvested at the fund’s current net asset value — with no sales charge. However, reinstatement of class B shares may have special tax consequences. Ask your financial or tax representative for details.

Check-writing service You have ready access to many Putnam accounts. It’s as simple as writing a check, and there are no special fees or service charges. For more information about the check-writing service, call Putnam or visit our website.

Dollar cost averaging When you’re investing for long-term goals, it’s time, not timing, that counts. Investing on a systematic basis is a better strategy than trying to figure out when the markets will go up or down. This means investing the same amount of money regularly over a long period. This method of investing is called dollar cost averaging. When a fund’s share price declines, your investment dollars buy more shares at lower prices. When it increases, they buy fewer shares. Over time, you will pay a lower average price per share.

For more information

Visit the Individual Investors section at putnam.com A secure section of our website contains complete information on your account, including balances and transactions, updated daily. You may also conduct transactions, such as exchanges, additional investments, and address changes. Log on today to get your password.

Call us toll free at 1-800-225-1581 Ask a helpful Putnam representative or your financial advisor for details about any of these or other services, or see your prospectus.

Income Fund	75

Putnam’s commitment to confidentiality

In order to conduct business with our shareholders, we must obtain certain personal information such as account holders’ names, addresses, Social Security numbers, and dates of birth. Using this information, we are able to maintain accurate records of accounts and transactions.

It is our policy to protect the confidentiality of our shareholder information, whether or not a shareholder currently owns shares of our funds. In particular, it is our policy not to sell information about you or your accounts to outside marketing firms. We have safeguards in place designed to prevent unauthorized access to our computer systems and procedures to protect personal information from unauthorized use.

Within the Putnam organization, your information is shared with those who need it to service your account or provide you with information about other Putnam products or services. Under certain circumstances, we must also share account information with outside vendors who provide services to us, such as mailings and proxy solicitations. In these cases, the service providers enter into confidentiality agreements with us, and we provide only the information necessary to process transactions and perform other services related to your account. It is also our policy to share account information with your financial advisor, if you've provided us with information about your advisor and that person is listed on your Putnam account.

If you would like clarification about our confidentiality policies or have any questions or concerns, please don't hesitate to contact us at 1-800-225-1581, Monday through Friday, 8:00 a.m. to 8:00 p.m. Eastern Time.

76	Income Fund

Fund information

Founded over 75 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage over 100 funds across income, value, blend, growth, asset allocation, absolute return, and global sector categories.

Investment Manager	Trustees	Robert T. Burns
Putnam Investment	Jameson A. Baxter, Chair	Vice President and
Management, LLC	Liaquat Ahamed	Chief Legal Officer
One Post Office Square	Ravi Akhoury
Boston, MA 02109	Barbara M. Baumann	Robert R. Leveille
	Charles B. Curtis	Vice President and
Investment Sub-Manager	Robert J. Darretta	Chief Compliance Officer
Putnam Investments Limited	Katinka Domotorffy
57–59 St James’s Street	John A. Hill	Michael J. Higgins
London, England SW1A 1LD	Paul L. Joskow	Vice President and Treasurer
Elizabeth T. Kennan
Marketing Services	Kenneth R. Leibler	Janet C. Smith
Putnam Retail Management	Robert E. Patterson	Vice President,
One Post Office Square	George Putnam, III	Principal Accounting Officer,
Boston, MA 02109	Robert L. Reynolds	and Assistant Treasurer
W. Thomas Stephens
Custodian		Susan G. Malloy
State Street Bank	Officers	Vice President and
and Trust Company	Robert L. Reynolds	Assistant Treasurer
President
Legal Counsel		James P. Pappas
Ropes & Gray LLP	Jonathan S. Horwitz	Vice President
Executive Vice President,
	Principal Executive Officer, and	Mark C. Trenchard
	Compliance Liaison	Vice President and
BSA Compliance Officer
Steven D. Krichmar
	Vice President and	Nancy E. Florek
	Principal Financial Officer	Vice President, Proxy
Manager, Assistant Clerk, and
Associate Treasurer

This report is for the information of shareholders of Putnam Income Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam’s Quarterly Performance Summary, and Putnam’s Quarterly Ranking Summary. For more recent performance, please visit putnam.com. Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus or summary prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

1937 75 YEARS 2012

A BALANCED APPROACH

Since 1937, when George Putnam created a diverse mix of stocks and bonds in a single, professionally managed portfolio, Putnam has championed the balanced approach.

A WORLD OF INVESTING

Today, we offer investors a world of equity, fixed-income, multi-asset, and absolute-return portfolios to suit a range of financial goals.

A COMMITMENT TO EXCELLENCE

Our portfolio managers seek superior results over time, backed by original, fundamental research on a global scale. We believe in the value of experienced financial advice, in providing exemplary service, and in putting clients first in all we do.

Putnam INVESTMENTS

One Post Office Square
Boston, MA 02109

putnam.com

1-800-225-1581

Electronic service requested

PRSRT STD
U.S. POSTAGE PAID
BROCKTON, MA
PERMIT NO. 600

Go paperless: Log on to putnam.com or scan this Microsoft Tag barcode to update your mailing options.

SA035
281421 6/13

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

Putnam Income Fund

By (Signature and Title):

/s/Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: June 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: June 27, 2013

By (Signature and Title):

/s/Steven D. Krichmar Steven D. Krichmar Principal Financial Officer

Date: June 27, 2013